                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05749
                                     -------------------------------------------


                              The China Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      225 Franklin Street Boston, MA 02110
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

          Mary Moran Zeven                 State Street Bank and Trust Company
              Secretary                              Tim Walsh, Esq.
        The China Fund, Inc.                 225 Franklin Street, 2nd Floor
   225 Franklin Street, 2nd Floor              Boston, Massachusetts 02110
          Boston, MA 02110
                                                           and

                                              Leonard B. Mackey, Jr., Esq.
                                                Clifford Chance U.S. LLP
                                                   31 West 52nd Street
                                                New York, New York 10019


-----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 888-246-2255
                                                    ------------------

Date of fiscal year end:   October 31
                         ----------------------------

Date of reporting period:  July 1, 2004 - June 30, 2005
                          ---------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
   Fountain Set   26-Jan-2005 420 HK  6349053  1. Receive and approvr the             M            FOR          WITH MANAGEMENT
  (Holdings) Ltd                               audited financial statements,
  420 Ord Shares                               the Directors report and the
                                               Auditors report for the YE 31
                                               AUG 2004.
                                               2. Declare a final dividend.
                                               3a. Re-elect Mr. Ha Kam On,
                                               Victor as a Director.
                                               3b. Re-elect Mr. Yen Gordon as a
                                               Director.
                                               3c. Re-elect Mr. Chow Wing Kin,
                                               Anthony, SBS, JP as a Director.
                                               3d. Re-elect Mr. Ha Chung Fong
                                               as a Director.
                                               3e. Re-elect Mr. Wong Kwong Chi
                                               as a Director.
                                               3f. Approve to fix the Directors
                                               fees.
                                               4. Re-appoint the Auditors and
                                               authorize the Directors to fix
                                               their remuneration.
                                               5a. Authorize the Directors of
                                               the Company to repurchase shares
                                               in the capital of the Company
                                               during the relevant period,
                                               on The Stock Exchange of Hong
                                               Kong Limited or any other stock
                                               exchange on which the shares of
                                               the Company have been
                                               or may be listed and recognized
                                               by the Securities and Futures
                                               Commission and the stock
                                               exchange for this purpose,
                                               subject
                                               to and in accordance with all
                                               applicable laws and requirements
                                               of the Rules Governing the
                                               Listing of Securities on the
                                               stock
                                               exchange or of any other stock
                                               exchange, not exceeding 10% of
                                               the aggregate nominal amount of
                                               the issued share capital
                                               of the Company; Authority
                                               expires the earlier of the
                                               conclusion of the AGM of the
                                               Company or the expiration of the
                                               period
                                               within which the next AGM of the
                                               Company is to be held bylaw.
                                               5b. Authorize the Directors of
                                               the Company to allot, issue and
                                               deal with additional shares in
                                               the capital of the Company and
                                               make or grant offers, agreements
                                               and options  including warrants,
                                               bonds, debentures, notes and
                                               other securities which carry
                                               right to subscribe for or
                                               are convertible into shares of
                                               the Company which would or might
                                               require shares to be allotted
                                               during
                                               and after the relevant period,
                                               not exceeding the aggregate 20%
                                               of the aggregate nominal amount
                                               of the issued share capital
                                               of the Company, otherwise than
                                               pursuant to a) a rights issue;
                                               or b) any share option scheme or
                                               similar arrangement; or d)
                                               any issue of shares pursuant to
                                               the exercise of rights of
                                               subscription or conversion under
                                               the terms of any existing
                                               warrants,
                                               bonds, debentures, notes and
                                               other securities of the Company;
                                               or d) any scrip dividend or
                                               similar arrangement;  Authority
                                               expires the earlier of the
                                               conclusion of the next AGM or
                                               the expiration of the period
                                               within which the next AGM is to
                                               be held by law.
                                               5c. Approve the general mandate
                                               granted to the Directors of the
                                               Company to allot, issue and deal
                                               with any additional shares
                                               of the Company pursuant to
                                               Resolution 5.B, by an amount
                                               representing the
                                               aggregatenominal amount of the
                                               share capital
                                               repurchased by the Company
                                               pursuant to Resolution 5.A,
                                               provided that such extended does
                                               not exceed 10% of the aggregate
                                               nominal amount of the issued
                                               share capital of the Company at
                                               the date of passing this
                                               resolution.
                                               S.6 Amend Article 2, 16, 36, 37,
                                               42, 73, 83, 90, 94, 100, 101,
                                               106, 108, 166,181and 182 of the
                                               Articles of Association of the
                                               Company.
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

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
   Proview Intl   23-Nov-2004 334 HK  6004921  1. Receive and approve the             M            FOR          WITH MANAGEMENT
 Holdings Ltd 334                              audited consolidated financial
                                               statements and the reports of
                                               the Directors and the
                                               Auditors for the YE 30 JUN 2004.
                                               2. Declare a final dividend.
                                               3. Re-elect the retiring
                                               Directors and authorize the
                                               Board to fix the Directors
                                               remuneration.
                                               4. Re-appoint the Auditors and
                                               authorize the Board to fix their
                                               remuneration.
                                               5. Authorize the Directors to
                                               purchase shares of HKD 0.10 each
                                               in the capital of the Company
                                               during the relevant
                                               period, not exceeding 10% of the
                                               aggregate nominal amount of the
                                               issued share capital of the
                                               Company; Authority
                                               expires the earlier of the
                                               conclusion of the next AGM or
                                               the expiration of the period
                                               within which the next AGM is to
                                               beheld by law.
                                               6. Authorize the Directors to
                                               allot, issue and deal with
                                               additional shares in the capital
                                               of the Company and make or
                                               grant offers, agreements and
                                               options during and after the
                                               relevant period, not exceeding
                                               the aggregate of 20% of the
                                               aggregate nominal amount of the
                                               issued share capital of the
                                               Company, otherwise than pursuant
                                               to i) a rights issue;
                                               or ii) the exercise of any share
                                               option scheme; or iii) any scrip
                                               dividend or similar arrangement;
                                               Authority expires the
                                               earlier of the conclusion of the
                                               next AGM of the Company or the
                                               expiration of the period within
                                               which the next AGM
                                               is to be held by law.
                                               7. Approve to extend the general
                                               mandate granted to the Directors
                                               of the Company to allot and
                                               issue pursuant to
                                               Resolution 6, by an amount
                                               representing the aggregate
                                               nominal amount of the share
                                               capital purchased by the
                                               Company pursuant to the exercise
                                               of powers of the Company to
                                               purchase such shares, provided
                                               that such amount
                                               does not exceed 10% of the
                                               aggregate nominal amount of the
                                               issued share capital of the
                                               Company at the date of
                                               passing this resolution.
                                               8. Approve subject to and
                                               conditional upon the Listing
                                               Committee of the Stock Exchange
                                               of Hong Kong Limited
                                               granting listing of and
                                               permission to deal in the shares
                                               of HKD 0.10 each in the capital
                                               of the Company
                                               representing a maximum of 10% of
                                               the shares of the Company in
                                               issue as at the date of passing
                                               of this resolution
                                               Refreshed Mandate Limit  and
                                               authorize any Director of the
                                               Company to do such act and
                                               execute such document to
                                               effect the Refreshed Mandate
                                               Limit.
                                               S.9 Amend Bye-law 1(A), 13(iii),
                                               19, 23, 44(i), 81 to 81(A),
                                               81(B), 110(E) to (L),116,
                                               178(C), 178(D), 183, 185(B),
                                               185(C), 185(D), 185(E) and
                                               185(A) of the Bye-laws of the
                                               Company.
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

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER  MANAGEMENT          FUND VOTE:
                    MEETING            SECURITY                                     PROPOSAL RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE      TICKER     ID               AGENDA ITEM               (S/M)     FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
 Weichai Power Co  15-Dec-2004 2338 HK 6743956  1. Approve, the New Chapter of        M            FOR          WITH MANAGEMENT
       Ltd                                      Weichai Power Company Ltd  the
                                                Company of which this resolution
                                                forms
                                                part referred to in the Section
                                                headed D. I. 1. Provision of
                                                general services by Weichai
                                                Factory to the
                                                Company in the Letter from the
                                                Board  as specified to the
                                                provision of general services by
                                                Weichai
                                                Factory to the Company in the
                                                amount of CNY I8 million for the
                                                year ending 31 DEC, 2006.
                                                2. Approve, the New Chapter of
                                                Weichai Power Company Ltd the
                                                Company of which this resolution
                                                forms
                                                part referred to in the Section
                                                headed  D. 1. 2. supply and/or
                                                connection of utilities by
                                                Weichai Factory
                                                to the Company in the Letter
                                                from the Board  as specified
                                                relating to the supply and/or
                                                connection of
                                                utilities by Weichai Factory to
                                                the Company in the amount of CNY
                                                170 million for the year ending
                                                31
                                                DEC 2006.
                                                3. Approve, the New Chapter of
                                                Weichai Power Company Ltd  the
                                                Company of which this resolution
                                                forms part referred to in the
                                                Section headed  D. I. 4, supply
                                                of WD615 Engines by the Company
                                                to
                                                Weichai Factory  in the Letter
                                                from the Board  as specified
                                                relating to the supply of WD615
                                                Engines
                                                by the Company to Weichat
                                                Factory in the amounts of CNY 9O
                                                million CNY 115 million and CNY
                                                115
                                                million for each of the 3 years
                                                ending 31 DEC 2006.
                                                4. Approve, the New Chapter of
                                                Weichai Power Company Ltd the
                                                Company of which this resolution
                                                forms
                                                part referred to in the Section
                                                headed D. 1. 5. supply of
                                                finished diesel engine parts by
                                                Weichai Factory to
                                                the Company in the Letter from
                                                the Board  as specified relating
                                                to the supply of finished diesel
                                                engine parts
                                                by Weichal Factory to the
                                                Company in the amount of CNY
                                                13115 million and CNY 180
                                                million for each of
                                                the 2 years ending 31 DEC 2006.
                                                5.  Approve, the New Chapter of
                                                Weichai Power Company Ltd the
                                                Company of which this resolution
                                                forms
                                                part referred to in the Section
                                                headed D. 1. 6. supply of
                                                semi-finished diesel engine
                                                parts by the Company
                                                to Weichai Factory in the Letter
                                                from the Board as specified
                                                relating to the supply of
                                                semi-finished diesel
                                                engine parts by Weichai Factory
                                                in the amounts of CNY 175
                                                million, CNY 200 million and
                                                CNY 200 million
                                                lot each of the 3 years ending
                                                31 DEC 2006.
                                                6. Approve, the New Chapter of
                                                Weichai Power Company Ltd the
                                                Company of which this resolution
                                                forms
                                                part referred to in the
                                                Section headed  D. 1.7.
                                                provision of sales and warranty
                                                period repair service by the
                                                Company to Weichai Factory in
                                                the Letter from the Board
                                                as specified relating to the
                                                provision of sales and
                                                warranty period repair services
                                                by the Company to Weichai in the
                                                amounts of CNY 16 million,CNY 16
                                                million
                                                and CNY 16 million for each of
                                                the 3 years ending 31 DEC 2006.
                                                7.   Approve, the New Chapter of
                                                Weichai Power Company Ltd the
                                                Company of which this resolution
                                                forms
                                                part referred to in the Section
                                                headed I 1. provision of general
                                                services by Chong Weichai to the
                                                Company in
                                                the Letter from the Board
                                                contained as specified relating
                                                to the provision of general
                                                services by Chongqing
                                                Weichai) to the Company in the
                                                amount of CNY 16 million for the
                                                year ending 31 DEC 2006.
                                                8. Approve, the New Chapter of
                                                Weichai Power Company Ltd the
                                                Company of which this resolution
                                                forms part
                                                referred to in the Section
                                                headed  D.II. 2. supply and/or
                                                connection of utilities by
                                                Chongqing Weichai to the
                                                Company in the Letter from the
                                                Board contained as specified
                                                relating to the supply and/or
                                                connection of utilities
                                                by Chongqing Weichai to the
                                                Company in the amount of CNY 90
                                                million for the year ending 31
                                                DEC 2006.
                                                9. Approve, the New Chapter of
                                                Weichai Power Company Ltd the
                                                Company of which this resolution
                                                forms part
                                                referred to in the Section
                                                headed D. IL 4. provision of
                                                processing services by Chongqing
                                                Weichai to the
                                                Company  in the Letter from the
                                                Board as specified relating to
                                                the provision of processing
                                                services by Chongqing
                                                Weichai to the Company in the
                                                amount of CNY 164 million for
                                                the year ending 31 DEC 2006.
                                                10. Approve, the New Chapter of
                                                Weichai Power Company Ltd  the
                                                Company of which this resolution
                                                forms part
                                                referred to in the Section
                                                headed  supply of diesel engines
                                                and finished diesel engine parts
                                                by the Company to
                                                CHDTGL and/or its associates in
                                                the Section headed D,III,
                                                Continuing connected
                                                transactions between the
                                                Company and the China Heavy Duty
                                                Trust Group in the Letter from
                                                the Board as specified relating
                                                to the supply of
                                                diesel engines and finished
                                                diesel engine parts by the
                                                Company to CHDTGL and/or its
                                                associates in the amounts of
                                                CNY 1,800 million, CNY 2,600
                                                million and CNY 4,100 million
                                                for each of the 3 years ending
                                                31 DEC 2000.
                                                11. Approve, the New Chapter of
                                                Weichai Power Company Ltd the
                                                Company of which this resolution
                                                forms part referred to in the
                                                Section headed supply of
                                                finished and semi-finished
                                                diesel engine parts by CHDTGL
                                                and/or its associates to
                                                the Company in the Section
                                                headed D. III. continuing
                                                connected transactions between
                                                the Company and the China
                                                Heavy Duty Trust Group in the
                                                Letter from the Board
                                                as specified relating to the
                                                supply of finished and
                                                semi-finished
                                                diesel engine parts by CHDTGL
                                                and/or its associates to the
                                                Company in the amounts of CNY
                                                110 million and CNY
                                                165 million for each of the 2
                                                year sending 31 DEC 2006.
                                                12. Approve, the New Chapter of
                                                Weichai Power Company Ltd the
                                                Company of which this resolution
                                                forms part referred
                                                to in the Section headed  D.IV.
                                                continuing connected
                                                transactions between the Company
                                                and Weichai Gas in the Letter
                                                from the Board as specified
                                                relating to the supply of WD61 5
                                                Engines and related parts by the
                                                Company to Weichai Gas
                                                in the amount of CNY 140 million
                                                for the year ending 31 DEC 2006.
                                                13. Approve, the New Chapter of
                                                Weichai Power Company Ltd the
                                                Company of which this resolution
                                                forms part referred
                                                to in the Section headed  D. V.
                                                continuing connected
                                                transactions between the Company
                                                and Guangxi Liugong
                                                Machinery in the Letter from the
                                                Board as specified relating to
                                                the supply of WD6I5 Engines and
                                                parts by the
                                                Company to Giuangxi Liugong
                                                Machinery in the amounts of
                                                CNY 400 million CNY 600 million
                                                and CNY 710 million
                                                for each of the 3 years ending
                                                31 DEC 2006.
                                                14. Approve, the New Chapter of
                                                Weichai Power Company Ltd the
                                                Company of which this resolution
                                                forms part referred
                                                to in the Section headed  D.V1.
                                                continuing connected
                                                transactions between the Company
                                                and Fujian Longgong In the
                                                Letter from the Board as
                                                specified relating to the supply
                                                of diesel engines and parts by
                                                the Company to Fujian Longgong
                                                in the amounts of CNY 105
                                                million, CNY 155 million and
                                                CNY 185 million for each of the
                                                3 years ending 31 DEC 2006.
                                                15. Approve, the New Chapter of
                                                Weichai Power Company Ltd the
                                                Company of which this resolution
                                                forms part referred
                                                to in the Section headed  D.
                                                VII. continuing connected
                                                transactions between the Company
                                                and Shanghai Longgong In
                                                the Letter from the Board as
                                                specified relating to the supply
                                                of diesel engines and parts by
                                                the Company to Shanghai
                                                Longgong in the amounts of CNY
                                                315 million, CNY 470 million and
                                                CNY 555 million for each of the
                                                3 years ending 31
                                                DEC 2006.
                                                16. Appoint Mr. Pang Zhong Chang
                                                as an Independent Non-Executive
                                                Director of Weichai Power
                                                Company Ltd the
                                                Company with effect upon the
                                                conclusion of this EGM for a
                                                period up to and including the
                                                data of the AGM of the
                                                Company for the FYE 31 DEC 2004.
                                                17. Authorize the Board of
                                                Directors of Weichai Power
                                                Company Ltd the Company to take
                                                all such actions and
                                                steps and execute all documents
                                                or deeds as it may consider
                                                necessary or desirable to give
                                                fall effect as specified
                                                the Company of which this
                                                resolution forms part, or to
                                                implement all agreements entered
                                                into by the Company in
                                                relation to the matters referred
                                                to in the aforesaid resolutions.
                                                S.18 Authorize the Board
                                                Directors of the Company,
                                                subject to Weichai Power
                                                Company Ltd  the Company
                                                obtaining the requisite approval
                                                of, and effecting the requisite
                                                filing at, the relevant
                                                governmental and/or
                                                administrative
                                                body, if any, the registered
                                                address of the Company be
                                                changed to 261061 and that the
                                                registered address of the
                                                Company as stated in Article 3
                                                of the Articles of Association
                                                of the Company the Articles
                                                shall be amended by
                                                deleting the words 261001 and
                                                substituting: 261061  in their
                                                place; that the Articles as
                                                amended and approved by
                                                State-owned Assets Supervision
                                                and Administration.
------------------------------------------------------------------------------------------------------------------------------------
Merry Electronics 19-May-2005 2439 TT 6129749  A.1 Receive the report of the          M            FOR          WITH MANAGEMENT
        Co                                     business operation result of FY
                                               2004 and the Supervisors review
                                               financial reports of the FY 2004.
                                               B.1 Ratify the 2004 financial
                                               reports and the net profit
                                               allocation of the FY 2004; cash
                                               dividend TWD 3.5 per share.
                                               B.2 Other presentations.
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

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
    Li Ning Co    12-May-2005 2331 HK B01JCK9   1. Receive and adopt the audited      M            FOR          WITH MANAGEMENT
                                                financial statements and there
                                                ports of the Directors and the
                                                Auditors of the Company for the
                                                YE 31 DEC 2004.
                                                2. Declare a final dividend for
                                                the YE 31 DEC 2004 to the
                                                shareholders of the Company.
                                                3.A.1 Re-elect Mr. Chen Yi Hong
                                                as an Executive Director of the
                                                Company.
                                                3.A.2 Re-elect Mr. Stuart
                                                Schonberger as a Non-Executive
                                                Director of the Company.
                                                3.A.3 Re-elect Mr. Chan Chung
                                                Bun, Bunny as an Independent
                                                Non-Executive Director of the
                                                Company.
                                                3.B Authorize the Board of
                                                Directors of the Company to fix
                                                the Directors' remuneration.
                                                4. Re-appoint Messrs.
                                                PricewaterhouseCoopers,
                                                Certified Public Accountants, as
                                                the Auditors
                                                of the Company and authorize the
                                                Board of Directors of the
                                                Company to fix their
                                                remuneration.
                                                5. Authorize the Directors of
                                                the Company Directors, subject
                                                to this resolution, to allot,
                                                issue and
                                                deal with additional shares in
                                                the capital of the Company and
                                                to make or grant offers,
                                                agreements
                                                and options or warrants during
                                                and after the relevant period,
                                                not exceeding 20% of the
                                                aggregate
                                                nominal amount of the share
                                                capital of the Company at the
                                                date of passing this resolution,
                                                otherwise than pursuant to i) a
                                                rights issue; or ii) the
                                                exercise of any option scheme or
                                                similar
                                                arrangement for the time being
                                                adopted for the grant or issue
                                                to employees of the Company
                                                and/or
                                                any of its subsidiaries of
                                                shares or rights to acquire
                                                shares; or iii) any scrip
                                                dividend or similar
                                                arrangement, pursuant to the
                                                Articles of Association of the
                                                Company from time to time;
                                                Authority
                                                expires the earlier of the
                                                conclusion of the next AGM of
                                                the Company or the expiration of
                                                the period
                                                within which the next AGM of the
                                                Company is required by the
                                                Company's Articles of
                                                Association or
                                                any applicable law to be held.
                                                6. Authorize the Directors of
                                                the Company as defined in this
                                                resolution to purchase or
                                                otherwise
                                                acquire shares of HKD 0.10 each
                                                in the capital of the Company
                                                during the relevant period, in
                                                accordance with all applicable
                                                laws and requirements of the
                                                rules governing the Listing of
                                                Securities
                                                on The Stock Exchange of Hong
                                                Kong Limited, not exceeding 10%
                                                of the aggregate nominal amount
                                                of the share capital of the
                                                Company at the date of this
                                                resolution; Authority expires
                                                the earlier of the
                                                conclusion of the next AGM or
                                                the expiration of the period
                                                within which the next AGM is
                                                required by
                                                the Company's Articles of
                                                Association or any applicable
                                                law to be held.
                                                7. Approve, conditional upon the
                                                passing of the Resolutions 5 and
                                                6, the aggregate nominal amount
                                                of the shares which are
                                                purchased or otherwise acquired
                                                by the Company pursuant to the
                                                Resolution
                                                6 shall be added to the
                                                aggregate nominal amount of the
                                                shares which may be issued
                                                pursuant to
                                                Resolution 5.
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

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
     Singamas     20-May-2005 716 HK  6807658   1. Receive and approve the            M            FOR          WITH MANAGEMENT
 Container Holds                                audited financial statements and
                                                there ports of the Directors and
                                                of the Auditors for the
                                                YE 31 DEC 2004.
                                                2. Declare a final dividend for
                                                the YE 31 DEC 2004.
                                                3.1 Re-elect Mr. Chang Yun Chung
                                                also known as Teo Woon Tiong as
                                                a Director of the Company and
                                                fix his
                                                remuneration.
                                                3.2 Re-elect Mr. Hsueh Chao En
                                                as a Director of the Company and
                                                fix his remuneration.
                                                3.3 Re-elect Mr. Jin Xu Chu as a
                                                Director of the Company and fix
                                                his remuneration.
                                                3.4 Re-elect Mr. Teo Tiou Seng
                                                as a Director of the Company and
                                                fix his remuneration.
                                                3.5 Re-elect Mr. Kuan Kim Kin as
                                                a Director of the Company and
                                                fix his remuneration.
                                                3.6 Re-elect Mr. Ngan Man Kit as
                                                a Director of the Company and
                                                fix his remuneration.
                                                3.7 Re-elect Mr. Ong Ka Thai as
                                                a Director of the Company and
                                                fix his remuneration.
                                                3.8 Re-elect Mr. Alexander as a
                                                Director of the Company and fix
                                                his remuneration.
                                                3.9 Re-elect Mr. Soh Kim Soon as
                                                a Director of the Company and
                                                fix his remuneration.
                                                4. Re-appoint the Auditors for
                                                the ensuing year and authorise
                                                the Board of Directors to fix
                                                their remuneration.
                                                5. Authorize the Directors of
                                                the Company "Directors" to
                                                allot, issue and deal with
                                                shares in the share capital of
                                                the Company "Shares" and make or
                                                grant offers, agreements and
                                                options during and after the
                                                relevant period, not
                                                exceeding 20% of the aggregate
                                                nominal amount of the issued
                                                share capital of the Company as
                                                at the date of this
                                                resolution, otherwise than
                                                pursuant to i) a rights issue;
                                                or ii) an issue of shares under
                                                any Share Option Scheme
                                                adopted by the Company; or iii)
                                                a dividend of the Company
                                                satisfied by the issue of shares
                                                in accordance with the
                                                Articles of Association;
                                                Authority expires the earlier of
                                                the conclusion of the next AGM
                                                of the Company or the
                                                expiration of the period within
                                                which the next AGM is to be held
                                                by law.
                                                6. Authorize the Directors of
                                                the Company "Directors"  to
                                                repurchase its issued of HKD
                                                0.10 each in the share
                                                capital of the Company "Shares"
                                                during the relevant period, on
                                                the Stock Exchange of Hong Kong
                                                Limited the
                                                "Stock Exchange" or any other
                                                stock exchange on which the
                                                shares of the Company may be
                                                listed and recognized
                                                by the Securities and Futures
                                                Commission and the Stock
                                                Exchange for this purpose,
                                                subject to and in accordance
                                                with all applicable laws and the
                                                requirements of the rules
                                                governing the Listing of
                                                Securities on the Stock exchange
                                                or any other stock exchange as
                                                amended from time to time, not
                                                exceeding 10% of the aggregate
                                                nominal amount
                                                of the issued share capital of
                                                the Company as at the date of
                                                this resolution; Authority
                                                expires the earlier of the
                                                conclusion of the next AGM of
                                                the Company or the expiration of
                                                the period with in which the
                                                next AGM is to be
                                                held by law.
                                                7. Approve that, conditional on
                                                the passing of Resolutions
                                                Numbered 5 and 6 as specified,
                                                the aggregate nominal
                                                amount of shares in the share
                                                capital of the Company
                                                repurchased by the Directors of
                                                the Company "Directors"
                                                under the authority granted to
                                                the Directors mentioned in such
                                                Resolution Numbered 6 shall be
                                                added to the
                                                aggregate nominal amount of
                                                share capital of the Company
                                                that may be allotted or agreed
                                                conditionally or
                                                unconditionally to be allotted
                                                by the Directors pursuant to
                                                Resolution Numbered 5, provided
                                                that the amount of
                                                share capital repurchased by the
                                                Directors shall not exceed 10%
                                                of the total nominal amount of
                                                issued share
                                                capital of the Company on the
                                                date of this resolution.
                                                S.8 Amend the Articles of
                                                Association of the Company as
                                                follows: by the replacement
                                                thereto of the new wording
                                                to the existing Article numbered
                                                92 as specified; by the
                                                replacement there to of the new
                                                wording to the existing
                                                Article numbered 93 as
                                                specified; by the replacement
                                                there to of the new wording to
                                                the existing Article numbered
                                                94 as specified; by the
                                                replacement thereto of the new
                                                wording to the existing Article
                                                numbered 98; by the
                                                replacement there to of the new
                                                wording to the existing Article
                                                numbered 102 as specified; and
                                                by the addition
                                                there to of the new Article to
                                                be numbered 105(4) after the
                                                existing Article numbered 105(3)
                                                as specified.
                                                9. Transact any other business.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
   Nanjing Data   20-May-2005 8243 HK 6712484   1. Receive the annual statement       M            FOR          WITH MANAGEMENT
   Outdoor Med                                  of accounts and the report by
                                                the Supervisory Board.
                                                2. Approve the appropriation of
                                                net profits.
                                                3. Approve the capital increase
                                                from the Company's own resources
                                                with issuing new shares from EUR
                                                21810000 to EUR 300000000 and
                                                alter the Statutes Paragraph 3.
                                                4. Approve the shares to split
                                                at a ratio of 1:10 and alter the
                                                Statues Paragraph 3.
                                                5. Approve to change the
                                                Statutes Board of Paragraph 12
                                                resolutions, Supervisory Board.
                                                6. Approve the activities
                                                undertaken by the Board of
                                                Directors and the Supervisory
                                                Board in the year 2004.
                                                7. Approve the remuneration for
                                                the Supervisory Board for the
                                                year 2004.
                                                8. Approve the Share Option Plan
                                                of 2005 and grant authority to
                                                buy own shares.
                                                9. Elect the Balance Sheet
                                                Auditor for the year 2005.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
  Shanghai Ming   23-May-2005 233 HK  6594046  1. Receive and approve the             M            FOR          WITH MANAGEMENT
    Yuan Holds                                 audited financial statements and
                                               the reports of the Directors and
                                               the Auditors of the Company for
                                               the YE 31 DEC 2004.
                                               2. Re-elect the Directors and
                                               approve their remuneration.
                                               3. Re-appoint Deloitte Touche
                                               Tohmatsu as the Auditors of the
                                               Company for the ensuring year
                                               and authorize the Directors to
                                               fix their remuneration.
                                               4. Authorize the Directors of
                                               the Company Directors, during or
                                               after the end of the relevant
                                               period as specified of all the
                                               powers of the Company to issue,
                                               allot and deal with additional
                                               shares in the capital of the
                                               Company shares and to make or
                                               grant offers, agreements, options
                                               and rights of exchange or
                                               conversion which would or might
                                               require the exercise of such
                                               powers; the aggregate nominal
                                               amount of the share capital to be
                                               issued, allotted and dealt with
                                               or agreed conditionally or
                                               unconditionally to be issued,
                                               allotted and dealt with whether
                                               pursuant to an option or
                                               otherwise by the Directors
                                               pursuant to the approval as
                                               specified, otherwise than
                                               pursuant to the following events,
                                               shall not exceed 20% of the
                                               aggregate nominal amount of the
                                               issued share capital of the
                                               Company at the date of passing
                                               this resolution: i) a right issue
                                               as specified; ii) the exercise of
                                               rights of subscription or
                                               conversion under the terms of any
                                               warrants issued by the Company or
                                               any securities including bonds
                                               and debentures which are
                                               convertible into shares;
                                               iii) any Option Scheme or
                                               similar arrangement for the time
                                               being adopted for the grant or
                                               issue to the grantees as
                                               specified in such scheme or
                                               similar arrangement of shares or
                                               rights to acquire shares; or iv)
                                               any scrip dividend or similar
                                               arrangement providing for the
                                               issue and allotment of shares in
                                               lieu of the whole or part of a
                                               dividend on shares in accordance
                                               with the Bye-Laws of the Company
                                               as amended from time to time; and
                                               the said approval shall be
                                               limited accordingly; Authority
                                               expires the earlier the
                                               conclusion of the next AGM of the
                                               Company or the expiration of the
                                               period within which the next AGM
                                               of the Company is required by the
                                               Bye-Laws of the Company or the
                                               Companies Act 1981 of Bermuda as
                                               amended from time to time or any
                                               other applicable laws to be held.
                                               5. Authorize the Directors,
                                               during the relevant period as
                                               specified of all the powers of
                                               the Company to repurchase issued
                                               shares on The Stock Exchange of
                                               Hong Kong Limited the Stock
                                               Exchange or any other stock
                                               exchange on which the shares may
                                               be listed and recognized by the
                                               Securities and Futures Commission
                                               and the Stock Exchange for this
                                               purpose, subject to and in
                                               accordance with all applicable
                                               laws; the approval as specified
                                               shall be in addition to any other
                                               authorization given to the
                                               Directors and shall authorize
                                               the Directors on behalf of the
                                               Company to procure the Company to
                                               repurchase its shares at a price
                                               determined by the Directors; the
                                               aggregate nominal amount of the
                                               share capital of the Company
                                               repurchased or agreed
                                               conditionally or unconditionally
                                               to be repurchased by the Company
                                               pursuant to the approval shall
                                               not exceed 10% of the aggregate
                                               nominal amount of the issued
                                               share capital of the Company as
                                               at the date of passing this
                                               resolution and the said approval
                                               shall be limited accordingly;
                                               Authority expires the earlier of
                                               the conclusion of the next AGM
                                               of the Company or the expiration
                                               of the period within which the
                                               next AGM of the Company is
                                               required by the Bye-Laws of the
                                               Company or the Companies Act
                                               1981 of Bermuda as amended from
                                               time to time or any other
                                               applicable laws to be held.
                                               6. Approve, conditional on the
                                               passing of the Ordinary
                                               Resolutions Numbered 4 and 5 in
                                               the notice convening a meeting of
                                               the Company dated 25 APR 2005 of
                                               which this resolution forms
                                               part, the aggregate nominal
                                               amount of the shares in the
                                               capital of the Company which are
                                               repurchased by the Company
                                               pursuant to and in accordance
                                               with the said Ordinary Resolution
                                               Numbered 5 shall be added to the
                                               aggregate nominal amount of the
                                               share capital of the Company that
                                               may be allotted or agreed
                                               conditionally or unconditionally
                                               to be allotted by the Directors
                                               pursuant to and in accordance
                                               with the Ordinary Resolution
                                               Numbered 4 set out in that
                                               notice of meeting dated 25 APR
                                               2005 of which this resolution
                                               forms part.
                                               S.7 Approve, subject to the
                                               approval by the Registrars of
                                               Companies in Bermuda and Hong
                                               Kong, the name of the Company be
                                               changed from Shanghai Ming Yuan
                                               Holdings Limited to Mingyuan
                                               Medicare Development Company
                                               Limited, and upon the adoption
                                               of such new English name, the
                                               Company do adopt the new Chinese
                                               name  for identification purpose
                                               only in place of for
                                               identification purpose only and
                                               authorize the Directors to
                                               perform all such acts, deeds and
                                               things as they may in  their
                                               absolute discretion deem fit to
                                               implement and give effect to the
                                               change of name of the Company.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
  Asia Zirconium  20-May-2005 395 HK  6560229  1. Receive and adopt the audited       M            FOR          WITH MANAGEMENT
                                               financial statements of the
                                               Company and the reports of the
                                               Directors and the Auditors for
                                               the YE 31 DEC 2004.
                                               2. Declare a final dividend.
                                               3. Re-elect the retiring
                                               Directors and authorize the
                                               Directors to fix their
                                               remuneration.
                                               4. Re-appoint the Auditors and
                                               authorize the Board of Directors
                                               to fix their remuneration.
                                               5.a Authorize the Directors of
                                               the Company, during and after the
                                               relevant period, to allot, issue
                                               and deal with new shares in the
                                               capital of the Company and to
                                               make or grant offers, agreements
                                               and options up to an aggregate
                                               nominal amount equal to 20% of
                                               the issued share capital as the
                                               passing of this resolution,
                                               otherwise than pursuant to: (a) a
                                               rights issue; (b) any shares
                                               issued pursuant to the exercise
                                               of rights of subscription or
                                               conversion under the terms of any
                                               warrants or any debentures, bond
                                               warrants, notes issued by the
                                               Company or any securities which
                                               are convertible in shares of the
                                               Company; c) any share option
                                               granted exercised pursuant to any
                                               option scheme or any option
                                               scheme or similar arrangement for
                                               the time being adopted for the
                                               grant or issue to officers and/or
                                               employees of the Company and/or
                                               any of its subsidiaries of shares
                                               or rights to acquire shares of
                                               the Company; and d) any scrip
                                               dividend or similar arrangement
                                               providing for the allotment of
                                               shares in lieu of the whole or
                                               part of a dividend on shares of
                                               the Company accordance with the
                                               Articles of Association;
                                               Authority expires the earlier of
                                               the conclusion of the next AGM of
                                               the Company or the expiration of
                                               the period within which the next
                                               AGM of the Company is required by
                                               the Articles of Association of
                                               the Company or any applicable
                                               laws to be held.
                                               5.b Authorize the Directors, in
                                               revocation for any existing
                                               authority, to repurchase shares
                                               of the Company during the
                                               relevant period, subject to and
                                               in accordance with all applicable
                                               laws and requirements of the
                                               rules governing the listing of
                                               securities on The Stock Exchange
                                               of Hong Kong Limited as amended
                                               from time to time, not exceeding
                                               10% of the aggregate nominal
                                               amount of the share capital of
                                               the Company on the date of
                                               passing of this resolution;
                                               Authority expires the earlier of
                                               the conclusion of the next AGM of
                                               the Company or the expiration of
                                               the period within which the next
                                               AGM of the Company is required by
                                               the Articles of Association of
                                               the Company or any applicable
                                               laws to be held.
                                               5.C Approve that the general
                                               mandate granted to the Directors
                                               to issue and dispose of
                                               additional shares pursuant to
                                               Resolution 5A be extended by the
                                               addition there to of an amount
                                               representing the aggregate
                                               nominal amount of the share
                                               capital of the Company
                                               repurchased by the Company under
                                               the authority granted pursuant to
                                               Resolution 5B, provided that such
                                               amount shall not exceed 10% of
                                               the aggregate nominal amount of
                                               the issued share capital of the
                                               Company as at the date of passing
                                               the said Resolution.
                                               6. Other ordinary business of the
                                               Company.
------------------------------------------------------------------------------------------------------------------------------------
 Sino Golf Holds  27-May-2005 361 HK  6314437  1. Approve the agreement dated         M            FOR          WITH MANAGEMENT
                                               31 DEC 2004 and the supplemental
                                               agreement dated 09 APR
                                               2005 the "Agreements", as
                                               specified entered into between
                                               Sino Golf Manufacturing Company
                                               Limited "SGMCL", an indirectly
                                               wholly owned subsidiary of the
                                               Company, and Global Sourcing
                                               and Distribution Limited  the
                                               "Purchaser" in relation to the
                                               disposal by SGMCL to the
                                               Purchaser of 62.5% of equity
                                               capital of SHL, an indirect
                                               subsidiary of the Company.
                                               2.a Approve the agreement dated
                                               18 APR 2005 entered into between
                                               i) Sino Golf Comercial Offshore
                                               De Macau Limitada "Sino Golf
                                               Macau", an indirectly wholly
                                               owned subsidiary of the Company,
                                               and ii) Nikko Bussan Co., Ltd.
                                               "Nikko Bussan" for the supply of
                                               golf products  the "Supply
                                               Agreement", as specified,
                                               authorize the Directors of the
                                               Company to i) in their
                                               discretion, agree to variations
                                               of the relevant commercial terms
                                               such as credit and shipping terms
                                               and ii) sign and execute such
                                               documents and do such acts and
                                               things incidental thereto as they
                                               consider necessary and expedient
                                               in connection therewith.
                                               2.b Approve to set the maximum
                                               aggregate annual value  "cap" in
                                               respect of the Supply of golf
                                               products from Sino Golf Macau to
                                               Nikko Bussan under the Supply
                                               Agreement pursuant to this
                                               resolution at HKD 30,000,000 for
                                               each relevant FY and to limit the
                                               cap accordingly.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
 Sino Golf Holds  27-May-2005 361 HK  6314437  1. Receive and adopt the audited       M            FOR          WITH MANAGEMENT
                                               financial statements and the
                                               reports of the Directors and the
                                               Auditors for the YE 31 DEC 2005.
                                               2. Declare a final dividend for
                                               the YE 31 DEC 2004.
                                               3.a Re-elect Mr. Chiu Lai Kuen
                                               Susanna as a Independent
                                               Non-executive Director of the
                                               Company.
                                               3.b Re-elect Mr. Tse Ying Man as
                                               a Independent Non-executive
                                               Director of the Company.
                                               3.c Re-elect Mr. Matsuura
                                               Takanori as a Executive Director
                                               of the Company.
                                               4. Authorize the Board of
                                               Directors to fix the Directors'
                                               remuneration.
                                               5. Re-appoint the Auditors and
                                               authorize the Board of Directors
                                               to fix their remunerations.
                                               6. Grant general mandate to the
                                               Directors to issue shares.
                                               7. Grant general mandate to the
                                               Directors to repurchase the
                                               Company's shares.
                                               8. Approve to add the nominal
                                               amount of the shares repurchased
                                               by the Company to the mandate
                                               granted to the Directors under
                                               Resolution 6.
------------------------------------------------------------------------------------------------------------------------------------
  Natural Beauty  26-May-2005 157 HK  6517957  1. Receive the audited financial       M            FOR          WITH MANAGEMENT
     Bio-Tech                                  statements, the Directors'
                                               report and the Auditors' report
                                               of the Company for
                                               the YE 31 DEC 2004.
                                               2. Approve the final dividend
                                               for the YE 31 DEC 2004.
                                               3.i.a Re-elect Mr. Lee Ming Ta
                                               as a Director.
                                               3.i.b Re-elect Mr. Su Chien
                                               Cheng as a Director.
                                               3.ii Authorize the Board of
                                               Directors to fix the
                                               remuneration of the Directors of
                                               the Company Directors.
                                               4. Re-appoint the Auditors and
                                               authorize the Board of Directors
                                               of the Company Board to fix
                                               their remuneration.
                                               5.A Authorize the Directors of
                                               the Company, during or after the
                                               end of the relevant period as
                                               specified of all the
                                               powers of the Company to allot,
                                               issue and deal with additional
                                               shares in the capital of the
                                               Company and to make
                                               or grant offers, agreements,
                                               options and rights of exchange
                                               or conversion which might
                                               require the exercise of such
                                               powers; the aggregate nominal
                                               amount of share capital allotted
                                               or agreed conditionally or
                                               unconditionally to be
                                               allotted whether pursuant to an
                                               option or otherwise by the
                                               Directors of the Company
                                               pursuant to the approval as
                                               specified, otherwise than
                                               pursuant to: i) a rights issue
                                               as specified; or ii) the
                                               exercise of any rights of
                                               subscription
                                               under the Share Option Scheme of
                                               the Company approved by The
                                               Stock Exchange of Hong Kong
                                               Limited; or iii)
                                               any scrip dividend or similar
                                               arrangement providing for the
                                               allotment of shares in lieu of
                                               the whole or part of a
                                               dividend on shares of the
                                               Company in accordance with the
                                               Articles of Association of the
                                               Company, shall not
                                               exceed 20% of the aggregate
                                               nominal amount of the issued
                                               share capital of the Company as
                                               at the date of passing
                                               this resolution and the said
                                               approval shall be limited
                                               accordingly; Authority expires
                                               the earlier of the conclusion of
                                               the next AGM of the Company or
                                               the expiration of the period
                                               within which the next AGM of the
                                               Company is required
                                               by law or the Company's Articles
                                               of Association to be held.
                                               5.B Authorize the Directors of
                                               the Company, during the relevant
                                               period as specified of all the
                                               powers of the Company to
                                               purchase shares of HKD 0.10 each
                                               in the capital of the Company
                                               subject to and in accordance
                                               with all applicable laws
                                               and requirements of the Rules
                                               Governing the Listing of
                                               Securities on The Stock Exchange
                                               of Hong Kong Limited as
                                               amended from time to time and to
                                               procure the Company to purchase
                                               its shares at a price determined
                                               by the Directors;
                                               the aggregate nominal amount of
                                               the shares which are authorized
                                               to be purchased by the Directors
                                               of the Company
                                               pursuant to the approval shall
                                               not exceed 10% of the aggregate
                                               nominal amount of the share
                                               capital of the Company
                                               in issue as at the date of
                                               passing this resolution and the
                                               said authority shall be limited
                                               accordingly; Authority expires
                                               the earlier of the conclusion of
                                               the next AGM of the Company or
                                               the expiration of the period
                                               within which the next AGM
                                               of the Company is required by
                                               law or the Company's Articles of
                                               Association to be held.
                                               5.C Authorize the Directors of
                                               the Company, conditional upon
                                               the passing of the Resolution
                                               Numbers 5.A and 5.B as
                                               specified, pursuant to the
                                               Resolution No.5.A be hereby
                                               extended by the addition thereto
                                               of an amount representing
                                               the aggregate nominal amount of
                                               share capital of the Company
                                               purchased by the Company under
                                               the authority granted
                                               pursuant to the Resolution No.
                                               5.B, provided that such amount
                                               shall not exceed 10% of the
                                               aggregate nominal amount
                                               of the issued share capital of
                                               the Company as at the date of
                                               passing this resolution
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
   China Metal    10-Jun-2005 1532 TT 6038834  1.1 Approve the report of              M            FOR          WITH MANAGEMENT
   Products Co                                 business operation and the
                                               financial reports of FY 2004.
                                               1.2 Approve the Supervisors
                                               review financial reports of FY
                                               2004.
                                               1.3 Approve the report of
                                               trading status of derivative
                                               products.
                                               1.4 Approve the report of status
                                               of the endorsements/guarantees.
                                               1.5 Approve to report the
                                               execution status of treasury
                                               stocks.
                                               1.6 Approve to report the
                                               execution status of the
                                               convertible bond of FY 2004.
                                               1.7 Approve other reports.
                                               2.1 Ratify the financial reports
                                               of FY 2004.
                                               2.2 Ratify the net profit
                                               allocation of FY 2004.
                                               2.3 Approve to issue new shares
                                               from retained earnings.
                                               2.4 Approve to issue new shares
                                               from capital surplus.
                                               2.5 Amend Company Articles.
                                               2.6 Amend the trading procedures
                                               of derivative products.
                                               2.7 Others.
------------------------------------------------------------------------------------------------------------------------------------
Waffer Technology 13-Jun-2005 6235 TT 6590851  1.1 Receive the report of              M            FOR          WITH MANAGEMENT
        Co                                     business operation result of FY
                                               2004.
                                               1.2 Receive the Supervisors'
                                               review financial reports of FY
                                               2004.
                                               2.1 Ratify the financial reports
                                               of FY 2004.
                                               2.2 Ratify the net profit
                                               allocation of FY 2004.
                                               3. Approve the issuing of
                                               additional shares from retained
                                               earnings and employee bonus.
                                               4. Others and extraordinary
                                               proposals.
------------------------------------------------------------------------------------------------------------------------------------
 Beiren Printing  8-Jun-2005  187 HK  6089531  1.a Approve the Company's 2004         M            FOR          WITH MANAGEMENT
    Machinery                                  Board of Directors' working
                                               report.
                                               1.b Approve the Company's 2004
                                               Supervisory Committee's working
                                               report.
                                               1.c Approve the Company's 2004
                                               audited financial statements.
                                               1.d Approve the Company's 2004
                                               profit distribution plan.
                                               1.e Re-appoint of Deloitte
                                               Touche Tohmatsu CPA LTD. and
                                               Deloitte Touche Tohmatsu,
                                               certified public accountants of
                                               Hong Kong, to be the domestic
                                               and overseas Auditors of the
                                               Company respectively in 2005,
                                               and authorize the Board of
                                               directors to fix their
                                               emoluments.
                                               1.f Re-election of the Board.
                                               1.g Re-election of the
                                               Supervisory Committee.
                                               1.h Approve the remuneration of
                                               the Directors and the
                                               Supervisors and the entering of
                                               contracts in writing.
                                               S.2.a Amend the Company's
                                               Articles of Association.
                                               S.2.b Approve the "rules of
                                               procedures for the Board of
                                               Directors".
                                               S.2.c Approve the general
                                               mandate for prolongation of
                                               additional issue of H shares for
                                               1 year.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
Data Systems Cons 14-Jun-2005 2447 TT 6344939  A.1 Approve the report of the          M            FOR          WITH MANAGEMENT
                                               2004 business operation.
                                               Mgmt
                                               A.2 Approve the report of the
                                               2004 Audited report.
                                               A.3 Approve the status of
                                               subsidiary.
                                               A.4 Approve the status of
                                               unsecured convertible bonds.
                                               A.5 Approve the other
                                               presentations.
                                               B.1.1 Approve the 2004 business
                                               report and the financial
                                               statements.
                                               B.1.2 Approve the 2004 profit
                                               distribution proposed cash
                                               dividend: TWD 1.28 per share.
                                               B.2.1 Approve the issuance of
                                               new share from retained earnings
                                               and employee bonus; proposed
                                               stock dividend: 34 shares for
                                               every 1,000 shares held.
                                               B.2.2 Approve to revise the
                                               Article of Incorporation.
                                               B.2.3 Approve to revise the
                                               rules of shareholder meeting.
                                               B.3 Other issues and
                                               extraordinary motions.
------------------------------------------------------------------------------------------------------------------------------------
   Wintek Corp    16-Jun-2005 2384 TT 6139607  1.1 Approve the report of              M            FOR          WITH MANAGEMENT
                                               business operation result of FY
                                               2004.
                                               1.2 Approve the Supervisors
                                               review financial reports of FY
                                               2004.
                                               1.3 Approve the status of
                                               endorsements/guarantees for
                                               subsidiary Company.
                                               1.4 Approve other reports.
                                               2.1 Ratify the financial reports
                                               of FY 2004.
                                               2.2 Ratify net profit allocation
                                               of FY 2004; proposed cash
                                               dividend: TWD 1.023 per share.
                                               2.3 Amend the Company Articles
                                               of Incorporation.
                                               2.4 Approve the issuance of new
                                               shares from retained earnings
                                               and the employee bonus; proposed
                                               stock dividend: 204.6 for every
                                               1,000 shares.
                                               2.5 Other issues and
                                               extraordinary motions.
------------------------------------------------------------------------------------------------------------------------------------
 EVA Airways Corp 16-Jun-2005 2618 TT 6186023  1.1 Approve the report of              M            FOR          WITH MANAGEMENT
                                               business operating results of
                                               2004.
                                               1.2 Approve to rectify the
                                               financial statements of 2004 by
                                               Company Supervisors.
                                               1.3 Approve the status report of
                                               Company bonds issuance.
                                               1.4 Approve the report on
                                               setting up the rules of order of
                                               the Board of Directors.
                                               1.5 Other reports.
                                               2.1 Approve the business
                                               operating results and the
                                               financial statements of 2004.
                                               2.2 Approve the distribution of
                                               profits of 2004.
                                               2.3 Amend the Articles of
                                               Incorporation.
                                               2.4 Amend the procedures for
                                               acquisitions or disposals of
                                               substantial assets.
                                               2.5 Amend the procedures for
                                               derivative investments.
                                               2.6 Other proposals.
                                               3. Extraordinary motions.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
 China Rare earth 16-Jun-2005 769 HK  6181006  1. Receive and approve the             M            FOR          WITH MANAGEMENT
      Holds                                    audited financial statements and
                                               the reports of the Directors and
                                               the Auditors
                                               for the YE 31 DEC 2004.
                                               2. Declare a final dividend for
                                               the YE 31 DEC 2004.
                                               3.A Re-elect Mr. Fan Yajun as a
                                               Director and authorize the
                                               Directors to fix his
                                               remuneration.
                                               3.B Re-elect Mr. Jin Zhong as a
                                               Director and authorize the
                                               Directors to fix his
                                               remuneration.
                                               4. Re-appoint the Auditors and
                                               authorize the Directors to fix
                                               their remuneration.
                                               5. Authorize the Directors of
                                               the Company, pursuant to the
                                               rules governing the Listing of
                                               Securities on
                                               The Stock Exchange of Hong Kong
                                               Limited "the Listing Rules", to
                                               allot, issue and deal with the
                                               unissued
                                               shares of HKD 0.10 each in the
                                               capital of the Company and make
                                               or grant offers, agreements and
                                               options
                                               including warrants to subscribe
                                               for shares, during the relevant
                                               period, not exceeding the
                                               aggregate of 20%
                                               of the aggregate nominal amount
                                               of the issued share capital of
                                               the Company at the date of
                                               passing of this
                                               resolution; otherwise than
                                               pursuant to i) a rights issue;
                                               or ii) any share option scheme
                                               of the Company; or iii)
                                               any issue of shares in lieu of
                                               the whole or part of a dividend
                                               on shares in accordance with the
                                               Articles of
                                               Association of the Company and
                                               other relevant regulations; or
                                               iv) any issue of share upon the
                                               exercise of rights
                                               of subscription or conversion
                                               under the terms of any warrants
                                               of the Company or any securities
                                               which are
                                               convertible into shares;
                                               Authority expires the earlier of
                                               the conclusion of the next AGM
                                               of the Company; or the
                                               expiration of the period within
                                               which the next AGM of the
                                               Company is to be held by law; or
                                               the revocation or
                                               variation of the mandate granted
                                               under this resolution by an
                                               ordinary resolution of the
                                               members of the Company
                                               in general meeting.
                                               6. Authorize the Directors of
                                               the Company to purchase shares
                                               of HKD 0.10 each in the capital
                                               of the Company
                                               on The Stock Exchange of Hong
                                               Kong Limited the "Stock
                                               Exchange", or any other stock
                                               exchange on which
                                               Shares may be listed and
                                               recognized by the Securities and
                                               Futures Commission of Hong Kong
                                               and the Stock
                                               Exchange for this purpose during
                                               the relevant period, and subject
                                               to and in a ccordance with the
                                               rules and
                                               regulations of the Securities
                                               and Futures Commission of Hong
                                               Kong, the Stock Exchange, the
                                               Companies
                                               Law, Chapter 22 Law 3 of 1961,
                                               as consolidated and revised of
                                               the Cayman Islands and all other
                                               applicable
                                               laws in this regard, not
                                               exceeding 10% of the aggregate
                                               nominal amount of the issued
                                               share capital of the
                                               Company at the date of passing
                                               this resolution; Authority
                                               expires the earlier of the
                                               conclusion of the next
                                               AGM of the Company; or the
                                               expiration of the period within
                                               which the next AGM of the
                                               Company is to be
                                               held by law; or the revocation
                                               or variation of the mandate
                                               granted under this resolution by
                                               an ordinary
                                               resolution of the members of the
                                               Company in general meeting.
                                               7. Approve, conditional on the
                                               passing of Resolutions Nos. 5
                                               and 6 as specified, to extend
                                               the general
                                               mandate granted to the Directors
                                               to allot, issue and deal with
                                               additional shares of the Company
                                               pursuant
                                               to Resolution No. 5 by an amount
                                               representing the aggregate
                                               nominal amount of the share
                                               capital of the
                                               Company purchased or agreed to
                                               be purchased by the Company
                                               under the authority granted
                                               pursuant to
                                               Resolution No. 6, provided that
                                               such amount does not exceed 10%
                                               of the aggregate nominal amount
                                               of
                                               the issued share capital of the
                                               Company at the date of passing
                                               this resolution.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
     Shenzhen     23-May-2005 548 HK  6848743  1. Approve: a) the agreement           M            FOR          WITH MANAGEMENT
  Expressway Co                                dated 03 FEB 2005 between the
                                               Company and its wholly owned
                                               subsidiary
                                               Mei Wah Industrial Limited as
                                               the purchasers and Mr. Chung Chi
                                               Fai, Spring Sun International
                                               Limited,
                                               Guangdong Yingjun Investment
                                               Holding Co., Ltd, Maxprofit Gain
                                               Limited and Zhuhai New Chang
                                               Jiang
                                               Construction Investment Co., Ltd
                                               with an aim to acquire a total
                                               of 56.28% equity interest in
                                               Guangdong
                                               Qinglian Highway Development
                                               Company Limited the Framework
                                               Agreement; b) the agreement
                                               dated 03
                                               FEB 2005 between the Company as
                                               the purchaser and Mr. Chung Chi
                                               Fai, Spring Sun International
                                               Limited, Guangdong Yingjun
                                               Investment Holding Co., Ltd,
                                               Maxprofit Gain Limited and
                                               Zhuhai New Chang
                                               Jiang Construction Investment
                                               Co., Ltd relating to the
                                               acquisition of 17.1% equity
                                               interest and all the debt
                                               interests in Guangdong Qinglian
                                               Highway Development Company
                                               Limited the Spring Sun
                                               Acquisition
                                               Agreement; c) the agreement
                                               dated 03 FEB 2005 between Mei
                                               Wah Industrial (Hong Kong)
                                               Limited as the
                                               purchaser and Mr. Chung Chi Fai,
                                               Guangdong Yingjun Investment
                                               Holding Co., Ltd, and Zhuhai New
                                               Chang
                                               Jiang Construction Investment
                                               Co., Ltd relating to the
                                               acquisition of 25% equity
                                               interest in Guangdong Qinglian
                                               Highway Development Company
                                               Limited  the Mei Wah Acquisition
                                               Agreement; d) the agreement
                                               dated 03 FEB
                                               2005 between the Company as the
                                               purchaser and Mr. Chung Chi Fai,
                                               Spring Sun International
                                               Limited,
                                               Guangdong Yingjun Investment
                                               Holding Co., Ltd, Maxprofit Gain
                                               Limited and Zhuhai New Chang
                                               Jiang
                                               Construction Investment Co., Ltd
                                               relating to the acquisition of
                                               14.18% equity interest and the
                                               debt interest in
                                               Guangdong Qinglian Highway
                                               Development Company Limited  the
                                               Great Eagle Acquisition
                                               Agreement and the
                                               transactions contemplated there
                                               under; and e) to authorize the
                                               Directors of the Company to do
                                               all such things
                                               and acts and execute such
                                               documents which they consider
                                               necessary or expedient for the
                                               implementation of
                                               and give effect to the Framework
                                               Agreement, the Spring Sun
                                               Acquisition Agreement, the Mei
                                               Wah Acquisition
                                               Agreement and/or the Great Eagle
                                               Acquisition Agreement.
------------------------------------------------------------------------------------------------------------------------------------
 Xinao Gas Holds  23-May-2005 2688 HK 6333937  1. Receive and adopt the audited       M            FOR         VOTE AGAINST PROP
                                               financial statements of the                                          No. 5A -
                                               Company for the FYE 31 DEC 2004                                 WITH MANAGEMENT ALL
                                               together with the reports of the                                      OTHER
                                               Directors and the Auditors                                          PROPOSALS
                                               thereon.
                                               2. Declare a final dividend.
                                               3. Re-elect retiring Directors
                                               and authorize the Board of
                                               Directors to fix their
                                               remuneration.
                                               4. Re-appoint the Auditors an
                                               authorize the Board of Directors
                                               to fix their remuneration.
                                               5.A Authorize the Directors,
                                               pursuant to the Rules Governing
                                               the Listing of Securities on the
                                               Stock
                                               Exchange of Hong Kong Limited
                                               the Stock Exchange, to allot,
                                               issue and deal with unissued
                                               shares
                                               in the capital of the Company
                                               and make or grant offers,
                                               agreements and options including
                                               but not limited
                                               to warrants, bonds and
                                               debentures convertible into the
                                               shares of the Company during and
                                               after the relevant
                                               period, not exceeding the
                                               aggregate of 20% of the
                                               aggregate total nominal value of
                                               the issued share capital
                                               of the Company; otherwise than
                                               pursuant to i) a rights issue;
                                               or ii) the exercise of
                                               subscription or conversion
                                               rights under the terms of any
                                               warrants and securities; or iii)
                                               the exercise of options or
                                               similar arrangement;
                                               or iv) any scrip dividend or
                                               similar arrangement; or v) a
                                               specific authority granted by
                                               the shareholders of the
                                               Company in general meeting;
                                               Authority expires the earlier of
                                               the conclusion of the next AGM
                                               of the Company
                                               or the expiration of the period
                                               within which the next AGM of the
                                               Company is required by the
                                               Articles of
                                               Association of the Company or
                                               any applicable laws to be held.
                                               5.B Authorize the Directors of
                                               the Company to repurchase
                                               securities of the Company during
                                               the relevant period,
                                               on The Stock Exchange of Hong
                                               Kong Limited the Stock Exchange,
                                               subject to and in accordance
                                               with all
                                               applicable laws and requirements
                                               of the Rules Governing the
                                               Listing of Securities on the
                                               Stock Exchange or of
                                               any other stock exchange as
                                               amended time to time, at such
                                               price as the Directors may at
                                               their discretion
                                               determine in accordance with all
                                               applicable laws and regulations
                                               not exceeding 10% of the
                                               aggregate nominal
                                               value of the issued share
                                               capital of the Company;
                                               Authority expires the earlier of
                                               the conclusion of the AGM of
                                               the Company or the expiration of
                                               the period within which the next
                                               AGM of the Company is required
                                               by the
                                               Articles of Association of the
                                               Company or any applicable laws
                                               to be held.
                                               5.C Approve, conditional upon
                                               the passing of Resolutions 5A
                                               and 5B, to extend the general
                                               mandate granted to
                                               the Directors to allot, issue
                                               and deal with the unissued
                                               shares pursuant to Resolution
                                               5A, by adding the aggregate
                                               nominal value of the share
                                               capital repurchased pursuant to
                                               Resolution 5B, provided that
                                               such amount does not exceed
                                               10% of the aggregate nominal
                                               value of the issued share
                                               capital of the Company at the
                                               date of passing this resolution.
                                               S.6 Amend the Articles of
                                               Association of the Company as
                                               follows: a) by deleting so me
                                               words in Article 99; b) by
                                               deleting the words "ordinary
                                               resolution" in the first and
                                               second lines of the Article106
                                               (vii) and by replacing some
                                               words; c) by deleting the
                                               existing Article 116 in its
                                               entirely and substituting some
                                               Article; and d) by deleting
                                               the existing Article 122(a) and
                                               by inserting some Article.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
Shenzhen Ex'way H 3-Jun-2005  548 HK  6848743  1. Ratify the agreement dated 19       M            FOR              ABSTAIN
       shs                                     MAR 2005 entered into by the
                                               Company's wholly-owned
                                               subsidiary Mei Wah
                                               Industrial Hong Kong Limited Mei
                                               Wah and Flywheel Inve Limited
                                               Flywheel as Purchasers, Hubei
                                               Investment
                                               Limited, Wong Chik Lim Holdings
                                               H.K. Limited and Sabagaya
                                               Sendirian Berhad Sabagaya as
                                               Vendors, Mr. Lee
                                               San Choon, Mr. Tan Leong Mm and
                                               Mr. Wong Chik Lim as the
                                               Guarantors, the Company and Jade
                                               Emperor
                                               Limited Jade Emperor for the
                                               acquisition of a total of 85% of
                                               the issued share capital in Jade
                                               Emperor 40% by
                                               Mei Wah and 45% by Flywheel and
                                               the repurchase of the remaining
                                               15% of the issued share capital
                                               by Jade
                                               Emperor from Sabagaya the Jade
                                               Emperor Acquisition Agreement,
                                               together with the agreement
                                               dated 19th
                                               March 2005 entered into by the
                                               Company as purchaser, Jade
                                               Emperor as vendor, Lee SanChoon,
                                               Tan Leong
                                               Mm and Wong Chik Lim as
                                               guarantors for the acquisition
                                               of a 15% equity interest in
                                               Hubei Magerk Expressway
                                               Management Private Limited the
                                               Project Company Acquisition
                                               Agreement; and authorize the
                                               Board of Directors
                                               of the Company to do all such
                                               things and acts and execute such
                                               documents which they consider
                                               necessary or
                                               expedient for the implementation
                                               of and give effect to the Jade
                                               Emperor Acquisition Agreement
                                               and the Project
                                               Company Acquisition Agreement.
                                               2. Appoint Mr. Wong Kam Ling as
                                               an Independent Non-Executive
                                               Director of the Company and
                                               authorize the
                                               Board of Directors of the
                                               Company to decide the terms of
                                               service contract with Mr. Wong
                                               and to execute or
                                               authorize the execution of such
                                               documents on behalf of the
                                               Company as they may consider
                                               necessary or
                                               desirable to carry out the afore
                                               said appointment.
------------------------------------------------------------------------------------------------------------------------------------
    Utstarcom     13-May-2005 UTSI US 2557139  1. Approve Allocation of Income,       M            FOR              ABSTAIN
                                               Including the Following
                                               Dividends: Interim JY 25, Final
                                               JY 30, Special JY 0.
                                               2. Amend Articles to: Reduce
                                               Maximum Board Size.
                                               3.1 Elect Mr. Tadamitsu Matsui
                                               as a Director.
                                               3.2 Elect Mr. Masanobu Furuta as
                                               a Director.
                                               3.3 Elect Mr. Naohiro Asada as a
                                               Director.
                                               3.4 Elect Mr. Osamu Hasegawa as
                                               a Director.
                                               3.5 Elect Mr. Takashi Katou as a
                                               Director.
                                               4. Elect Shouzou Uchida as the
                                               Statutory Auditor.
                                               5. Grant retirement allowances
                                               to Mr. Masao Kiuchi, who is a
                                               Director and to Mr. Ryuuhei
                                               Murayama, who is a Statutory
                                               Auditor according to Company
                                               Rule.
                                               6. Approve to assign the free
                                               subscription rights as stock
                                               compensation: the Company has
                                               proposed to give free share
                                               subscription rights to its
                                               Directors and Executive Officers
                                               as stock compensation in
                                               accordance with Commercial Code:
                                               2 80-20 and 280-21.
                                               7. Amend Deep Discount Stock
                                               Option Plan Approved at 2004 AGM.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
China Travel Intl 25-May-2005 308 HK  6197285  1. Receive the audited financial       M            FOR         VOTE AGAINST PROP
                                               statements and the reports of                                 No. 6 - WITH MANAGEMENT
                                               the Directors and the Auditors                                      ALL OTHER
                                               for the YE 31                                                       PROPOSALS
                                               DEC 2004.
                                               2. Declare a final dividend.
                                               3.1 Re-elect Mr. Che Shujian as
                                               a Director and authorize the
                                               Board of Directors to fix the
                                               remuneration of
                                               the Directors.
                                               3.2 Re-elect Mr. Lo Sui On as a
                                               Director and authorize the Board
                                               of Directors to fix the
                                               remuneration of the
                                               Directors.
                                               3.3 Re-elect Mr. Chen Shoujie as
                                               a Director and authorize the
                                               Board of Directors to fix the
                                               remuneration of
                                               the Directors.
                                               3.4 Re-elect Mr. Liu Li as a
                                               Director and authorize the Board
                                               of Directors to fix the
                                               remuneration of the
                                               Directors.
                                               3.5 Re-elect Mr. Wong Man Kong,
                                               Peter as a Director and
                                               authorize the Board of Directors
                                               to fix the
                                               remuneration of the Directors.
                                               3.6 Re-elect Mr. Sze, Robert
                                               Tsai To as a Director and
                                               authorize the Board of Directors
                                               to fix the
                                               remuneration of the Directors.
                                               4. Re-appoint Ernst & Young as
                                               the Auditors and authorize the
                                               Board of Directors to fix their
                                               remuneration.
                                               5. Authorize the Directors, to
                                               repurchase shares of the Company
                                               and the warrants of the Company
                                               during
                                               the relevant period, on The
                                               Stock Exchange of Hong Kong
                                               Limited or any other stock
                                               exchange on which
                                               the shares and warrants of the
                                               Company have been or may be
                                               listed and recognized by the
                                               Securities and
                                               Futures Commission under the
                                               Hong Kong Code on share
                                               repurchases for such purposes,
                                               subject to and in
                                               accordance with all applicable
                                               laws and regulations, at such
                                               price as the Directors may at
                                               their discretion
                                               determine in accordance with all
                                               applicable laws and regulations,
                                               not exceeding 10% of the
                                               aggregate
                                               nominal amount of the share
                                               capital of the Company and the
                                               aggregate amount of the warrants
                                               which
                                               may be repurchased on the stock
                                               exchange or any other stock
                                               exchange recognized for this
                                               purpose by
                                               the SFC and the stock exchange
                                               under the repurchase code
                                               pursuant to this resolution not
                                               exceeding 10%
                                               of the aggregate amount of the
                                               warrants of the Company in
                                               issue; Authority expires the
                                               earlier of the
                                               conclusion of the next AGM of
                                               the Company or the expiration
                                               of the period within which the
                                               next AGM of the
                                               Company is to beheld by law.
                                               6. Authorize the Directors of
                                               the Company, to allot, issue and
                                               deal with additional shares in
                                               the capital of the
                                               Company and make or grant
                                               offers, agreements and options,
                                               including warrants, bonds,
                                               debentures, notes or
                                               securities convertible into
                                               shares during and after the
                                               relevant period, not exceeding
                                               20% of the aggregate
                                               nominal amount of the issued
                                               share capital of the Company,
                                               otherwise than pursuant to i) a
                                               rights issue; or
                                               ii) any scheme or similar
                                               arrangement; iii) the exercise
                                               of rights of subscription or
                                               conversion under the terms
                                               of any warrants iv) any scrip
                                               dividend scheme or similar
                                               arrangement; Authority expires
                                               the earlier of the
                                               conclusion of the next AGM of
                                               the Company or the expiration of
                                               the period within which the next
                                               AGM is
                                               to be held by law.
                                               7. Authorize the Directors of
                                               the Company referred to in
                                               Resolution 6 in respect of the
                                               nominal amount of
                                               shares of the Company referred
                                               in such resolution.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
  Comba Telecom   25-May-2005 2342 HK 6651576  1. Receive and adopt the audited       M            FOR            VOTE AGAINST
     Systems                                   consolidated financial                                            PROP No. 5A -
                                               statements and the reports of                                    WITH MANAGEMENT
                                               the Directors and the                                               ALL OTHER
                                               Auditors for the FYE 31 DEC 2004.                                   PROPOSALS
                                               2. Declare a final dividend for
                                               the YE 31 DEC 2004.
                                               3. Re-elect the retiring
                                               Directors and authorize the
                                               Board of Directors of the
                                               Company the Board to fix the
                                               Directors remuneration.
                                               4. Re-appoint the Auditors of
                                               the Company and authorize the
                                               Board to fix their remuneration.
                                               5.A Authorize the Directors of
                                               the Company to allot, issue and
                                               deal with additional shares in
                                               the capital of
                                               the Company and to make or grant
                                               offers, agreements and options
                                               including bonds, warrants and
                                               debentures
                                               convertible into shares of the
                                               Company, subject to and in
                                               accordance with all applicable
                                               laws and requirements
                                               of the Rules governing the
                                               Listing of Securities on The
                                               Stock Exchange of Hong Kong
                                               Limited as amended from
                                               time to time during and after
                                               the relevant period, not
                                               exceeding 20% of the aggregate
                                               nominal amount of the
                                               issued share capital of the
                                               Company, otherwise than pursuant
                                               to i) a rights issue; or ii) any
                                               scrip dividend or
                                               similar arrangement providing
                                               for the allotment of shares in
                                               lieu of the whole or part of a
                                               dividend on shares of
                                               the Company, in accordance with
                                               the Articles of Association of
                                               the Company from time to time;
                                               or iii) the
                                               exercise of any option granted
                                               under any Share OptionScheme of
                                               the Company or similar
                                               arrangement for the
                                               time being adopted for the issue
                                               or grant to officers and/or
                                               employees of the company and/or
                                               subsidiaries of
                                               shares or options to subscribe
                                               for or rights to acquire shares
                                               of the Company; or iv) exercise
                                               of the subscription
                                               rights; Authority expires the
                                               earlier of the conclusion of the
                                               next AGM or the expiration of
                                               the period within which
                                               the next AGM is required by the
                                               applicable law or the Articles
                                               of Association of the Company to
                                               be held.
                                               5.B Authorize the Directors of
                                               the Company to purchase or
                                               acquire shares in the capital of
                                               the Company during
                                               the relevant period, on The
                                               Stock Exchange of Hong Kong
                                               Limited the stock exchange or
                                               any other stock
                                               exchange on which the shares of
                                               the Company may be listed and
                                               recognized by the Securities and
                                               Futures
                                               Commission of Hong Kong on share
                                               repurchases and the Rules
                                               governing the Listing of
                                               Securities on The
                                               Stock Exchange of Hong Kong
                                               Limited as amended from time to
                                               time, at such price as the
                                               Directors may at
                                               their discretion determine in
                                               accordance with all applicable
                                               laws and regulations, not
                                               exceeding 10% of the
                                               aggregate nominal amount of the
                                               issued share capital of the
                                               Company;  Authority expires the
                                               earlier of the
                                               conclusion of the AGM of the
                                               Company or the expiration of the
                                               period within which the next AGM
                                               is required
                                               by the applicable law or the
                                               Articles of Association of the
                                               Company to be held.
                                               5.C Approve, conditional upon
                                               the passing of Resolutions 5.A
                                               and 5.B, to extend the general
                                               mandate granted
                                               to the Directors to allot, issue
                                               and deal with the new shares
                                               pursuant to Resolution 5.A, by
                                               an amount representing
                                               the aggregate nominal amount of
                                               the share capital repurchased by
                                               the Company pursuant to
                                               Resolution 5.B, provided
                                               that such amount does not exceed
                                               10% of the aggregate nominal
                                               amount of the issued share
                                               capital of the Company
                                               at the date of passing this
                                               resolution.
                                               5.D Approve to refresh the
                                               existing scheme limit under the
                                               Share Option Scheme of the
                                               Company, as specified so that
                                               the aggregate nominal amount of
                                               share capital of the Company to
                                               be allotted and issued pursuant
                                               to the grant or
                                               exercise of the options under
                                               the existing Share Option
                                               Scheme  excluding options
                                               previously granted, outstanding,
                                               cancelled, lapsed or exercised
                                               under the existing Share Option
                                               Scheme shall not exceed 10% of
                                               the aggregate
                                               nominal amount in issue as at
                                               the date of passing this
                                               resolution refreshed limit and
                                               that the Directors of the
                                               Company are authorized, subject
                                               to compliance with the rules
                                               governing the Listing of
                                               Securities on The Stock
                                               Exchange of Hong Kong Limited as
                                               amended from time to time, to
                                               grant options under the Share
                                               Option Scheme
                                               up to the refreshed limit and to
                                               exercise all the powers of the
                                               Company to allot, issue and deal
                                               with shares of the
                                               Company pursuant to the exercise
                                               of such options.
                                               S.6 Amend Article 66, 68, 86(3),
                                               87(1) and 87(2) of the Articles
                                               of Association of the Company.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
 Weichai Power Co 27-May-2005 2338 HK 6743956  1. Approve the report of the           M            FOR            VOTE AGAINST
       Ltd                                     Board of Directors of the                                         PROP No. S12 -
                                               Company for the YE 31 DEC 2004.                                  WITH MANAGEMENT
                                               2. Approve the report of the                                        ALL OTHER
                                               Supervisory Committee of the                                        PROPOSALS
                                               Company for the YE 31 DEC 2004.
                                               3. Receive and approve the
                                               audited financial statements of
                                               the Company and the Auditors'
                                               report
                                               for the YE 31 DEC 2004.
                                               4. Re-appoint Shandong Zheng
                                               Yuan Hexin Accountants Limited
                                               as the PRC Auditors People's
                                               Republic
                                               of China, but excluding Hong
                                               Kong of the Company and
                                               authorize the Directors to
                                               determine their remuneration.
                                               5. Re-appoint Messrs. Deloitte
                                               Touche Tohmatsu as the Non-PRC
                                               Auditors People's Republic of
                                               China,
                                               but excluding Hong Kong of the
                                               Company and authorize the
                                               Directors to determine their
                                               remuneration.
                                               6. Approve the profit
                                               distribution of the Company for
                                               the YE 31 DEC 2004 including the
                                               payment of final dividend.
                                               7. Re-appoint Mr. Zhang Xiaoyu
                                               as an Independent Non-Executive
                                               Director of the Company with
                                               effect as
                                               from the close of this AGM up to
                                               the earlier of i) the conclusion
                                               of the next AGM of the Company
                                               next AGM;
                                               and ii) the conclusion of the
                                               EGM if any of the Company
                                               convened prior to the next AGM
                                               and at which Mr.
                                               Zhang Xiaoyu is re-appointed as
                                               an Independent Non-Executive
                                               Director of the Company for a
                                               term beyond
                                               the conclusion of the next AGM,
                                               and determine his remuneration.
                                               8. Re-appoint Mr. Koo Fook Sun,
                                               Louis as an Independent
                                               Non-Executive Director of the
                                               Company with effect
                                               as from the close of this AGM up
                                               to the earlier of i) the
                                               conclusion of the next AGM of
                                               the Company next
                                               AGM; and ii) the conclusion of
                                               the EGM if any  of the Company
                                               convened prior to the next AGM
                                               and at which
                                               Mr. Koo Fook Sun is re-appointed
                                               as an Independent Non-Executive
                                               Director of the Company for a
                                               term
                                               beyond the conclusion of the
                                               next AGM, and determine his
                                               remuneration.
                                               9. Re-appoint Mr. Fang Zhong
                                               Chang as an Independent
                                               Non-Executive Director of the
                                               Company with effect as
                                               from the close of this AGM up to
                                               the earlier of i) the conclusion
                                               of the next AGM of the Company
                                               next AGM;
                                               and ii) the conclusion of the
                                               EGM if any of the Company
                                               convened prior to the next AGM
                                               and at which Mr. Fang
                                               Zhong Chang is re-appointed as
                                               an Independent Non-Executive
                                               Director of the Company for a
                                               term beyond the
                                               conclusion of the next AGM, and
                                               determine his remuneration.
                                               10. Authorize the Board of
                                               Directors for payment of interim
                                               dividend if any to the
                                               shareholders of the Company
                                               for the YE 31 DEC 2005.
                                               S.11 Approve that any proposal
                                               to appoint any person to the
                                               office of the Director shall be
                                               given in writing and,
                                               notice in writing by that person
                                               of his consent to be elected as
                                               a Director shall be, lodged at
                                               the registered
                                               office of the Company; and the
                                               period for lodgement of such
                                               notices shall commence on  and
                                               include the day
                                               after the date of dispatch of
                                               the notice convening the
                                               relevant general meeting of the
                                               Company appointed to
                                               consider such proposal and end
                                               on  and exclude the date that is
                                               7 days before the date of the
                                               said general
                                               meeting.
                                               S.12 Authorize the Directors to
                                               make such amendments to the
                                               Articles of Association of the
                                               Company as it
                                               thinks fit so as to increase the
                                               registered capital of the
                                               Company and reflect the new
                                               capital structure of the
                                               Company upon the allotment and
                                               issuance of shares of the
                                               Company as contemplated in this
                                               resolution;
                                               authorize the Board of
                                               Directors, to separately or
                                               concurrently issue, allot and
                                               deal with additional domestic
                                               shares and/or overseas listed
                                               foreign shares of the Company,
                                               and to make or grant offers,
                                               agreements and
                                               options during and after the
                                               Relevant Period; and the
                                               aggregate nominal amount of the
                                               domestic shares or
                                               overseas listed foreign shares
                                               allotted and issued or agreed
                                               conditionally or unconditionally
                                               to be allotted
                                               and issued whether pursuant to
                                               an option or otherwise by the
                                               Board of Directors otherwise
                                               than pursuant
                                               to a rights issue or any option
                                               scheme or similar arrangement,
                                               shall not exceed 20% of the
                                               aggregate
                                               nominal amount of the domestic
                                               shares and overseas listed
                                               foreign shares, respectively of
                                               the Company in
                                               issue as at the date of this
                                               resolution; and the Board of
                                               Directors will only exercise its
                                               power under such
                                               mandate, in accordance with the
                                               Company Law of the People's
                                               Republic of China PRC and the
                                               Rules governing
                                               the Listing of Securities on The
                                               Stock Exchange of Hong Kong
                                               Limited as amended from time to
                                               time and only if
                                               all necessary approvals from the
                                               China Securities Regulatory
                                               Commission and/or other relevant
                                               PRC government
                                               authorities are obtained;
                                               Authority expires the earlier of
                                               the conclusion of the next AGM
                                               of the Company or the
                                               expiration of a 12-month period
                                               following the passing of this
                                               resolution or if the authority
                                               is revoked by a special
                                               resolution in a general meeting;
                                               3) Authorize the Board of
                                               Directors, contingent on the
                                               Board of Directors resolving
                                               to issue shares, pursuant to
                                               this resolution, to approve,
                                               execute and do or procure to be
                                               executed and done, all
                                               such documents, deeds, and
                                               things as it may consider
                                               necessary in connection with the
                                               issue of such new shares
                                               including, without limitation,
                                               determining the time and place
                                               of issue, making all necessary
                                               applications to the
                                               relevant authorities, entering
                                               into underwriting agreements or
                                               any other agreements,
                                               determining the use of proceeds
                                               and making all necessary filings
                                               and registrations with the
                                               relevant PRC, Hong Kong and
                                               other relevant authorities,
                                               including but not limited to
                                               registering the increased
                                               registered capital of the
                                               Company with the relevant
                                               authorities
                                               in the PRC as a result of the
                                               issuance of shares, pursuant to
                                               this resolution.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
   Fujian Zijin   31-May-2005 2899 HK 6725299  1.1 Approve the report of the          M            FOR              ABSTAIN
   Mining inds                                 Board of Directors of the
                                               Company for 2004.
                                               1.2 Approve the report of the
                                               Supervisory Committee of the
                                               Company for 2004.
                                               1.3 Approve the consolidated
                                               audited financial statements and
                                               the report of the International
                                               Auditors of
                                               the Company for the YE 31 DEC
                                               2004.
                                               2. Approve the profit
                                               distribution proposal of the
                                               Company and the relevant
                                               declaration and payment of a
                                               final dividend for the YE 31 DEC
                                               2004.
                                               3. Approve the remuneration of
                                               the Directors and the
                                               Supervisors for the FY 31 DEC
                                               2004.
                                               4. Approve the annual
                                               remuneration of the Directors
                                               and the Supervisors of the
                                               Company for the YE 31
                                               DEC 2005.
                                               5. Re-appoint Ernst & Young Hua
                                               Ming and Ernst & Young as the
                                               Company's Domestic and
                                               International
                                               Auditors respectively for the
                                               year ending 31 DEC 2005, and
                                               authorize the Board of Directors
                                               to determine
                                               their remuneration.
                                               6. Approve the conversion of the
                                               Company into a joint stock
                                               limited Company with foreign
                                               investment.
                                               S.7 Approve to convert an amount
                                               of RMB 262,826,182 in the
                                               Company's surplus reserve fund
                                               into
                                               2,628,261,820 shares of RMB 0.1
                                               each and to issue 10 additional
                                               new ordinary shares by the
                                               conversion
                                               of every 10 ordinary shares on
                                               the basis of 2,628,261,820
                                               shares in issue at the end of
                                               2004 to shareholders.
                                               S.8 Authorize the Board of
                                               Directors of the Company,
                                               subject to obtaining approval
                                               from any government
                                               and/or regulatory authorities in
                                               accordance with the applicable
                                               laws, to issue, allot and deal
                                               with additional
                                               shares, whether domestic shares
                                               or H shares, which shall not
                                               exceed 20% of the aggregate
                                               nominal amount
                                               of domestic shares or H shares
                                               of the Company in issue as of
                                               the date of passing this
                                               resolution; and amend
                                               the Articles of Association, if
                                               necessary, in accordance with
                                               the rules governing the Listing
                                               of Securities on
                                               The Stock Exchange of Hong Kong
                                               Limited and the Company Law of
                                               the People's Republic of China
                                               as the
                                               same may be amended from time to
                                               time and only if all necessary
                                               approvals from the relevant PRC
                                               government
                                               authorities are obtained.
                                               S.9 Amend the Articles 10, 16
                                               and 19 of the Articles of
                                               Association of the Company.
                                               S.10 Authorize the Board of
                                               Directors, with reference to the
                                               Resolution Nos. 6 to 9, to
                                               approve, execute and do,
                                               all such documents, deeds and
                                               things as it may consider
                                               necessary in connection there
                                               with; and make such
                                               amendments to the Articles of
                                               Association of the Company as it
                                               thinks fit; and make all
                                               necessary filings and
                                               registration with the relevant
                                               PRC, Hong Kong and/or other
                                               authorities.
                                               11. Approve resolutions if any
                                               raised by any shareholders
                                               holding 5% and above of the
                                               total number of shares
                                               having voting rights on the
                                               general meeting.
------------------------------------------------------------------------------------------------------------------------------------
  Sinotrans Ltd   6-Jun-2005  598 HK  6579010  1. Approve the Board of                M            FOR              ABSTAIN
                                               Directors report for the YE 31
                                               DEC 2004.
                                               2. Approve the Supervisory
                                               Committee report for the YE 31
                                               DEC 2004.
                                               3. Approve the audited accounts
                                               of the Company and the Auditors'
                                               report for the YE 31 DEC 2004.
                                               4. Re-appoint Messrs.
                                               PricewaterhouseCoopers as the
                                               International Auditors of the
                                               Company and
                                               PricewaterhouseCoopers Zhong
                                               Tian CPAs Limited Company as the
                                               PRC Auditors of the Company and
                                               authorize the Directors of the
                                               Company to fix their
                                               remuneration.
                                               5. Authorize the Directors of
                                               the Company to decide on the
                                               matters relating to the
                                               recommendation, declaration, and
                                               payment of interim or special
                                               dividends for the year 2005.
                                               6. Approve the distribution of
                                               profit and final dividend of the
                                               Company for the YE 31 DEC 2004.
                                               S.7 Amend the Articles of
                                               Association of the Company by
                                               deleting Article 13 in its
                                               entirety and replacing it with a
                                               new one.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
   Yanzhou Coal   28-Jun-2005 1171 HK 6109893  1. Receive and approve the             M            FOR          VOTE AGAINST RES
    Mining Co                                  working report of the Board of                                       No S17 -
                                               Directors of the Company the                                     WITH MANAGEMENT
                                               'Board'  for the YE 31 DEC 2004.                                    ALL OTHER
                                               2. Receive and approve the                                         RESOLUTIONS
                                               working report of the
                                               Supervisory Committee of the
                                               Company for the YE 31 DEC 2004.
                                               3. Receive and approve the
                                               audited financial statements of
                                               the Company as at and for the YE
                                               31 DEC 2004.
                                               4. Approve to determine the
                                               remuneration of the Directors
                                               and Supervisors of the Company
                                               for the YE 31 DEC 2005.
                                               5. Receive and approve the
                                               anticipated amount of 'sale of
                                               products and commodities', a
                                               type of daily connected
                                               transactions as defined under
                                               the Rules Governing the Listing
                                               of Shares on the Shanghai Stock
                                               Exchange of the
                                               Company, for the YE 31 DEC 2005.
                                               S.6 Receive and approve the
                                               proposed Profit Distribution
                                               Plan, i.e. the Final Dividend
                                               Distribution Plan RMB 0.26 per
                                               share including tax and the
                                               issue of bonus shares of the
                                               Company through the
                                               capitalization of the capital
                                               reserve of
                                               the Company ON the basis of 6
                                               bonus shares for every 10
                                               existing shares for the YE 31
                                               DEC 2004 and authorize the
                                               Board to distribute such final
                                               dividend and bonus shares to the
                                               shareholders of the Company the
                                               'Shareholders' and to
                                               make consequential amendments to
                                               the Articles of Association of
                                               the Company arising from such
                                               bonus issue of shares.
                                               S.7 Amend the Articles of
                                               Association of the Company and
                                               authorize the board to do all
                                               such things as necessary in
                                               connection with such amendments.
                                               8. Ratify and confirm the
                                               Directors of the second session
                                               of the Board and the Supervisors
                                               of the second session of the
                                               Supervisory Committee to
                                               continue carrying out their
                                               duties as Directors and
                                               Supervisors from 22 APR 2005 to
                                               the
                                               conclusion of the AGM.
                                               9.1 Elect Mr. Wang Xin as a
                                               Director of the Company of the
                                               third session of the Board for a
                                               term of 3 years until the
                                               conclusion of the shareholders'
                                               meeting in or about JUN 2008.
                                               9.2 Elect Mr. Geng Jiahuai as a
                                               Director of the Company of the
                                               third session of the Board for a
                                               term of 3 years until the
                                               conclusion of the shareholders'
                                               meeting in or about JUN 2008.
                                               9.3 Elect Mr. Yang Deyu as a
                                               Director of the Company of the
                                               third session of the Board for a
                                               term of 3 years until the
                                               conclusion of the shareholders'
                                               meeting in or about JUN 2008.
                                               9.4 Elect Mr. Shi Xuerang as a
                                               Director of the Company of the
                                               third session of the Board for a
                                               term of 3 years until the
                                               conclusion of the shareholders'
                                               meeting in or about JUN 2008.
                                               9.5 Elect Mr. Chen Changchun as
                                               a Director of the Company of the
                                               third session of the Board for a
                                               term of 3 years until the
                                               conclusion of the shareholders'
                                               meeting in or about JUN 2008.
                                               9.6 Elect Mr. Wu Yuxiang as a
                                               Director of the Company of the
                                               third session of the Board for a
                                               term of 3 years until the
                                               conclusion of the shareholders'
                                               meeting in or about JUN 2008.
                                               9.7 Elect Mr. Wang Xinkun as a
                                               Director of the Company of the
                                               third session of the Board for a
                                               term of 3 years until the
                                               conclusion of the shareholders'
                                               meeting in or about JUN 2008.
                                               9.8 Elect Mr. Chen Guangshui as
                                               a Director of the Company of the
                                               third session of the Board for a
                                               term of 3 years until
                                               the conclusion of the
                                               shareholders' meeting in or
                                               about JUN 2008.
                                               9.9 Elect Mr. Dong Yunqing as a
                                               Director of the Company of the
                                               third session of the Board for
                                               a term of 3 years until the
                                               conclusion of the shareholders'
                                               meeting in or about JUN 2008.
                                               10.1 Elect Mr. Pu Hongjin as an
                                               Independent Non-Executive
                                               Director of the Company of the
                                               third session of the Board for
                                               a term of 3 years until the
                                               conclusion of the shareholders'
                                               meeting in or about JUN 2008.
                                               10.2 Elect Mr. Cui Jianmin as an
                                               Independent Non-Executive
                                               Director of the Company of the
                                               third session of the Board for
                                               a term of 3 years until the
                                               conclusion of the shareholders'
                                               meeting in or about JUN 2008.
                                               10.3 Elect Mr. Wang Xiaojun as
                                               an Independent Non-Executive
                                               Director of the Company of the
                                               third session of the Board for
                                               a term of 3 years until the
                                               conclusion of the shareholders'
                                               meeting in or about JUN 2008.
                                               10.4 Elect Mr. Wang Quanxi as an
                                               Independent Non-Executive
                                               Director of the Company of the
                                               third session of the Board for
                                               a term of 3 years until the
                                               conclusion of the shareholders'
                                               meeting in or about JUN 2008.
                                               11.1 Elect Mr. Meng Xianchang as
                                               a Supervisor not representing
                                               the employees of the Company of
                                               the third session of the
                                               Supervisory Committee of the
                                               Company for a term of 3 years
                                               until the conclusion of the
                                               shareholders' meeting in or
                                               about
                                               JUN 2008.
                                               11.2 Elect Mr. Song Guo as a
                                               Supervisor not representing the
                                               employees of the Company of the
                                               third session of the
                                               Supervisory Committee of the
                                               Company for a term of 3 years
                                               until the conclusion of the
                                               shareholders' meeting in or
                                               about JUN 2008.
                                               11.3 Elect Mr. Zhang Shengdong
                                               as a Supervisor not representing
                                               the employees of the Company of
                                               the third session of the
                                               Supervisory Committee of the
                                               Company for a term of 3 years
                                               until the conclusion of the
                                               shareholders' meeting in or
                                               about JUN 2008.
                                               11.4 Elect Mr. Liu Weixin as a
                                               Supervisor not representing the
                                               employees of the Company of the
                                               third session of the
                                               Supervisory Committee of the
                                               Company for a term of 3 years
                                               until the conclusion of the
                                               shareholders' meeting in or
                                               about JUN 2008.
                                               12. Approve and adopt the Rules
                                               of Procedure for the
                                               shareholders' meeting of Yanz
                                               hou Coal Mining Company Limited.
                                               13. Approve and adopt the Rules
                                               of Procedure for the Board of
                                               Directors of Yanzhou Coal Mining
                                               Company Limited.
                                               14. Approve and adopt the Rules
                                               of Procedure for the Supervisory
                                               Committee of Yanz hou Coal
                                               Mining Limited.
                                               15. Approve and adopt the
                                               Management Measures for the
                                               Directors' Decision Making Risk
                                               Fund of Yanhou Coal Mining
                                               Limited.
                                               16. Appoint of Deloitte Touche
                                               Tohmatsu certified public
                                               accountants in Hong Kong and
                                               Deloitte Touche Tohmatsu
                                               Certified Public Accountants ltd.
                                               certified public accountants in
                                               the PRC (excluding Hong Kong) as
                                               the Company's international and
                                               domestic Auditors for the year
                                               2005, respectively, and
                                               determine their remuneration.
                                               S.17 Authorize the Board, in
                                               accordance with the Company Law
                                               of the PRC and the Rules
                                               Governing the Listing of the
                                               Securities on The Stock Exchange
                                               of Hong Kong Limited and only if
                                               all necessary approvals from the
                                               China Securities
                                               Regulatory Commission and/or or
                                               other relevant PRC government
                                               authorities are obtained, to
                                               allot, issue and deal with
                                               additional H shares in the share
                                               capital of the Company and make
                                               or grant offers, agreements and
                                               options during and
                                               after the relevant period, not
                                               exceeding 20% of the number of
                                               issued H shares; Authority
                                               expires the earlier of the
                                               conclusion of the next AGM or 12
                                               months; and authorize the Board
                                               to approve and execute all such
                                               documents, deeds and things as it
                                               may consider necessary in
                                               connection with the issue of such
                                               new shares including, without
                                               limitation, determining the time
                                               and place of issue, making all
                                               necessary applications to the
                                               relevant authorities and
                                               entering into an underwriting
                                               agreement or any other
                                               agreement, to determine the use
                                               of proceeds and to make all
                                               necessary filings and
                                               registrations with the relevant
                                               PRC, Hong Kong and other
                                               authorities, and to make such
                                               amendments to the Articles of
                                               Association of the Company as it
                                               thinks fit so as to reflect the
                                               increase in registered
                                               capital of the Company and to
                                               reflect the new share capital
                                               structure of the Company under
                                               the intended allotment
                                               and issue of the shares of the
                                               Company.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
Guangshen Railway 12-May-2005 525 HK  6388700  1. Approve the work report of          M            FOR              ABSTAIN
        Co                                     the Board of the Company for
                                               2004.
                                               2. Approve the work report of
                                               the Supervisory Committee of the
                                               Company for 2004.
                                               3. Approve the audited financial
                                               statements of the Company for
                                               2004.
                                               4. Approve the profit
                                               distribution of the Company for
                                               2004.
                                               5. Approve the budget of the
                                               Company for 2005.
                                               6. Appoint Pen-China (Schinda)
                                               Certified Public Accountants as
                                               the PBC Auditor of the Company
                                               for 2005 and authorize the Board
                                               and the Audit Committee to
                                               determine its remunerations.
                                               7. Appoint
                                               PricewaterhouseCoopers
                                               certified public accountants in
                                               Hong Kong) as the International
                                               Auditor of the Company for 2005
                                               and authorize the Board and the
                                               Audit Committee to determine its
                                               remunerations.
                                               S.8 Amend Article 94 of the
                                               Articles of Association of the
                                               Company; and authorize the Board
                                               to do all such further
                                               acts and things and take all
                                               steps which in its opinion may
                                               be necessary, desirable and
                                               expedient to give effect to
                                               such amendment, including but
                                               not limited to application for
                                               approval of, registration of or
                                               filing the amendment with
                                               the governmental bodies of the
                                               PRC end Hong Kong and making
                                               further amendments as
                                               governmental bodies of the
                                               PRC may require.
                                               S.9 Appoint Mr. Wu Junguang as a
                                               Director of the 4th session of
                                               the Board and authorize the
                                               Board to determine his
                                               remunerations.
                                               S.10 Appoint Mr. Li Kelie as a
                                               Director of the 4th session of
                                               the Board and authorize the
                                               Board to determine his
                                               remunerations.
                                               S.11 Appoint Mr. Hu Lingling as
                                               a Director of the 4th session of
                                               the Board and authorize the
                                               Board to determine his
                                               remunerations.
                                               S.12 Appoint Mr. Wu Houhui as a
                                               Director of the 4th session of
                                               the Board and authorize the
                                               Board to determine his
                                               remunerations.
                                               S.13 Appoint Mr. Wen Weiming as
                                               a Director of the 4th session of
                                               the Board and authorize the
                                               Board to determine his
                                               remunerations.
                                               S.14 Appoint Mr. Li Peng as a
                                               Director of the 4th session of
                                               the Board and authorize the
                                               Board to determine his
                                               remunerations.
                                               S.15 Appoint Mr. Chang Loong
                                               Cheong as a Director of the
                                               4th session of the Board and
                                               authorize the Board to
                                               determine his remunerations.
                                               S.16 Appoint Ms. Deborah Kong as
                                               a Director of the 4th session of
                                               the Board and authorize the
                                               Board to determine
                                               her remunerations.
                                               S.17 Appoint Mr. Wilton Chau Chi
                                               Wai as a Director of the 4th
                                               session of the Board and
                                               authorize the Board to
                                               determine his remunerations.
                                               S.18 Appoint Mr. Yao Muming as a
                                               Supervisor of the 4th session of
                                               Supervisory Committee and
                                               authorize the Board
                                               to determine his remunerations.
                                               S.19 Appoint Mr. Tang Dinghong
                                               as a Supervisor of the 4th
                                               session of Supervisory Committee
                                               and authorize the Board
                                               to determine his remunerations.
                                               S.20 Appoint Mr. Chen Yongbao as
                                               a Supervisor of the 4th session
                                               of Supervisory Committee and
                                               authorize the Board
                                               to determine his remunerations.
                                               S.21 Appoint Ms. Tan Jia as a
                                               Supervisor of the 4th session of
                                               Supervisory Committee and
                                               authorize the Board to
                                               determine her remunerations.
                                               S.22 Appoint Mr. Chen Yunzhong
                                               as a Supervisor of the 4th
                                               session of Supervisory Committee
                                               and authorize the
                                               Board to determine his
                                               remunerations.
                                               S.23 Approve the remuneration of
                                               the Directors of the Company.
                                               S.24 Approve the remuneration of
                                               the Supervisor of the Company.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
 Tripod Tech Corp 18-May-2005 3044 TT 6305721  1.1 Approve to report the              M            FOR            VOTE AGAINST
                                               business operation result of FY                                    PROP. 2.5 -
                                               2004.                                                               ABSTAIN ON
                                               1.2 Approve the Supervisors                                        PROP.3 - WITH
                                               review the financial reports of                                 MANAGEMENT ALL OTHER
                                               FY 2004.                                                            PROPOSALS
                                               1.3 Approve to report the status
                                               of overseas convertible bonds.
                                               1.4 Approve to report the status
                                               of endorsements/guarantees and
                                               lending funds to others.
                                               1.5 Approve to report the
                                               criterion of moral behavior of
                                               Directors, Supervisors and
                                               Managers.
                                               2.1 Ratify the financial reports
                                               of FY 2004.
                                               2.2 Ratify the net profit
                                               allocation FY 2004 cash
                                               dividend: TWD 1.0 per share,
                                               stock dividend FM R/E: 100/1000,
                                               stock dividend FM capital
                                               surplus: 100/1000.
                                               2.3 Approve to issue additional
                                               shares.
                                               2.4 Amend a part of the Company
                                               Articles.
                                               2.5 Approve the rights issue.
                                               3. Others and extraordinary
                                               proposals.
------------------------------------------------------------------------------------------------------------------------------------
  China Shineway  18-May-2005 2877 HK B045C04  1. Receive and approve the             M            FOR              VOTE FOR
      Pharm                                    audited financial statements and                                    PROP. 4 -
                                               there ports of the Directors and                                   VOTE AGAINST
                                               the Auditors for                                                    PROP. 5 -
                                               the YE 31 DEC 2004.                                                  ABSTAIN
                                               2.1.1 Re-elect Ms. Wang Zhihua                                      ALL OTHER
                                               as a Director of the Company.                                       PROPOSALS
                                               2.1.2 Re-elect Ms. Xin Yunxia as
                                               a Director of the Company.
                                               2.1.3 Re-elect Mr. Hou Jiangtao
                                               as a Director of the Company.
                                               2.1.4 Re-elect Mr. Li Huimin as
                                               a Director of the Company.
                                               2.1.5 Re-elect Mr. Li Kung Man
                                               as a Director of the Company.
                                               2.1.6 Re-elect Dr. Wang Jianping
                                               as a Director of the Company.
                                               2.1.7 Re-elect Prof. Zhou
                                               Chaofan as a Director of the
                                               Company.
                                               2.2 Approve to fix the
                                               remuneration of the Directors.
                                               3. Re-appoint Deloitte Touche
                                               Tohmatsu as the Auditors and
                                               authorize the Directors to fix
                                               their remuneration.
                                               4. Authorize the Directors of
                                               the Company to repurchase shares
                                               of HKD 0.10 each in the capital
                                               of the Company
                                               during the relevant period, on
                                               The Stock Exchange of Hong Kong
                                               Limited the Stock Exchange or on
                                               any other
                                               stock exchange on which the
                                               securities of the Company may be
                                               listed and recognized by the
                                               Securities and
                                               Futures Commission of Hong Kong
                                               and the stock exchange for such
                                               purposes, subject to and in
                                               accordance
                                               with all applicable laws and
                                               regulations, at such price as
                                               the Directors may at their
                                               discretion determine in
                                               accordance with all applicable
                                               laws and requirements of the
                                               Rules Governing the Listing of
                                               Securities on the
                                               Stock Exchange Listing Rules,
                                               not exceeding 10% of the
                                               aggregate nominal amount of the
                                               issued share capital
                                               of the Company; Authority
                                               expires the earlier of the
                                               conclusion of the AGM of the
                                               Company or the expiration of
                                               the period within which the next
                                               AGM of the Company is to be
                                               held by law.
                                               5. Authorize the Directors of
                                               the Company to allot, issue and
                                               deal with additional shares in
                                               the capital of HKD 0.10
                                               each in the capital of the
                                               Company and to make or grant
                                               offers, agreements and options
                                               including bonds, warrants,
                                               and debentures convertible into
                                               shares of the Company  during
                                               and after the relevant period,
                                               not exceeding the
                                               aggregate of 20% of the
                                               aggregate nominal amount of the
                                               issued share capital of the
                                               Company; i) a rights issue;
                                               or ii) an issue of shares under
                                               any share option scheme or
                                               similar arrangement; or iii) the
                                               exercise of subscription
                                               or conversion rights under the
                                               terms of any warrants or any
                                               securities; or iv) any scrip
                                               dividend or similar arrangement;
                                               Authority expires the earlier of
                                               the conclusion of the next AGM
                                               or the expiration of the period
                                               within which the next
                                               AGM is to be held by law.
                                               6. Approve, conditional upon the
                                               passing of Resolutions 4 and 5,
                                               to extend the general mandate
                                               granted to the
                                               Directors to allot, issue and
                                               deal with the share s pursuant
                                               to Resolution 5, by an amount
                                               representing the aggregate
                                               nominal amount of the share
                                               capital of the Company
                                               repurchased by the Company
                                               pursuant to Resolution 4,
                                               provided
                                               that such amount does not exceed
                                               10% of the aggregate nominal
                                               amount of the issued share
                                               capital of the Company
                                               at the date of passing this
                                               resolution.
                                               S.7 Amend the Article 87(1) of
                                               the Articles of Association of
                                               the Company by deleting in its
                                               entirely and replacing it
                                               with new words.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
  China Shineway  18-May-2005 2877 HK B045C04  1. Approve the Equity Interest         M            FOR          WITH MANAGEMENT
      Pharm                                    Transfer Agreement dated 30 MAR
                                               2005 entered into between Yuan
                                               Da International
                                               Limited Yuan Da, being a
                                               wholly-owned subsidiary of the
                                               Company, as purchaser, and
                                               Shineway Medical Science
                                               & Technology (Lang Fang) Co.,
                                               Ltd. Shineway Lang Fang as
                                               vendor the Equity Interest
                                               Transfer Agreement, a copy
                                               of which is produced to the
                                               meeting and signed by the
                                               Chairman of the meeting for the
                                               purpose of identification in
                                               respect of the acquisition of
                                               20% of the equity interest in
                                               Shineway Pharmaceutical Sales
                                               Co., Ltd. by Yuan Da
                                               from Shineway Lang Fang and
                                               approve such acquisition under
                                               the Equity Interest Transfer
                                               Agreement and all
                                               transactions contemplated under
                                               the Equity Interest Transfer
                                               Agreement as well as the terms
                                               and conditions; and
                                               authorize the Directors of the
                                               Company to sign, seal, execute,
                                               perfect, deliver and do all such
                                               documents, deeds,
                                               acts, matters, and things as
                                               they may in their discretions
                                               necessary or desirable and
                                               expedient to implement and/or
                                               to give effect to the Equity
                                               Interest Transfer Agreement and
                                               transactions hereby contemplated.
------------------------------------------------------------------------------------------------------------------------------------
China Netcom Group20-May-2005 906 HK  B03PGR0  1. Receive and approve the             M            FOR        WITH MANAGEMENT PROPS.
                                               financial statements for the YE                                 1 - 6 - VOTE AGAINST
                                               31 DEC 2004 and the reports of                                     PROPS 7 & 8S
                                               the Directors and the Auditors.
                                               2. Declare a final dividend for
                                               the YE 31 DEC 2004.
                                               3. Elect the Directors.
                                               4. Re-appoint the Auditors and
                                               authorize the Directors to fix
                                               their remuneration.
                                               5. Approve that the Director's
                                               fee for each Director shall be
                                               fixed at the sum of HKD 250,000
                                               for each FY
                                               commencing from the 2005 FY and
                                               until the Company in general
                                               meeting otherwise determines;
                                               the Director's
                                               fee will be payable on a time
                                               pro-rata basis for any non full
                                               year's service.
                                               6. Authorize the Directors of
                                               the Company to purchase shares
                                               of USD 0.04 each in the capital
                                               of the Company
                                               including any form of depositary
                                               receipt representing the right
                                               to receive such shares Shares
                                               during the relevant
                                               period, on The Stock Exchange of
                                               Hong Kong Limited or any other
                                               stock exchange on which the
                                               securities of the
                                               Company may be listed and which
                                               is recognized by the Securities
                                               and Futures Commission of Hong
                                               Kong and the
                                               Stock Exchange of Hong Kong
                                               Limited, not exceed or represent
                                               10% of the aggregate nominal
                                               amount of the share
                                               capital of the Company in issue
                                               at the date of passing this
                                               resolution; and the said
                                               approval shall be limited
                                               accordingly.
                                               7. Authorize the Directors of
                                               the Company, to allot, issue and
                                               deal with additional shares in
                                               the capital of the Company
                                               including the making and
                                               granting of offers, agreements
                                               and options which might require
                                               shares to be allotted, whether
                                               during the continuance of such
                                               mandate or there after, not
                                               exceeding the aggregate of a)
                                               20% of the aggregate nominal
                                               amount of the share capital of
                                               the Company; b) the nominal
                                               amount of the share capital of
                                               the Company repurchased by
                                               the Company subsequent to the
                                               passing of this resolution up to
                                               a maximum equivalent to 10% of
                                               the aggregate nominal
                                               amount of the share capital of
                                               the Company in issue at the date
                                               of passing this resolution,
                                               otherwise than pursuant to i) a
                                               rights; or ii) the exercise of
                                               options granted under ant Share
                                               Option Scheme adopted by the
                                               Company; or iii) any script
                                               dividend or similar arrangement
                                               providing for the allotment of
                                               shares in lieu of the whole or
                                               part of a dividend in accordance
                                               with the Articles of Association
                                               of the Company; Authority
                                               expires the earlier of the
                                               conclusion of the next AGM or the
                                               expiration of the period within
                                               which the next AGM is to be held
                                               by law.
                                               8. Authorize the Directors of
                                               the Company to exercise the
                                               powers of the Company referred
                                               to in Resolution 7 in the notice
                                               of the meeting in respect of the
                                               share capital of the Company
                                               referred to in Resolution 7.
------------------------------------------------------------------------------------------------------------------------------------
 Fubon Financial  3-Jun-2005  2881 TT 6411673  1. Approve the report of               M            FOR              ABSTAIN
     Hold Co                                   business operation result of FY
                                               2004.
                                               2. Approve Supervisors review
                                               financial reports of FY 2004.
                                               3. Ratify financial reports of
                                               FY 2004.
                                               4. Ratify the net profit
                                               allocation of FY 2004; cash
                                               dividend: TWD1.7 per share.
                                               5. Elect the Directors and the
                                               Supervisors.
                                               6. Other issues.
------------------------------------------------------------------------------------------------------------------------------------
Synnex Technology 10-Jun-2005 2347 TT 6868439  1.1 Receive the report on              M            FOR          WITH MANAGEMENT
       Intl                                    business operating results of FY
                                               2004.
                                               1.2 Receive the Supervisors
                                               review financial reports of FY
                                               2004.
                                               1.3 Approve the status report of
                                               the buying back treasury stocks
                                               of FY 2004.
                                               1.4 Approve the status report of
                                               issuing 1st Domestic Secured
                                               Company Bonds of FY 2004.
                                               1.5 Others.
                                               2.1 Ratify the financial reports
                                               of FY 2004.
                                               2.2 Ratify the net profit
                                               allocation of FY 2004.
                                               3. Extraordinary proposals.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
     Chicony      10-Jun-2005 2385 TT 6140579  1.1 Approve the 2004 business          M            FOR          WITH MANAGEMENT
  Electronics Co                               report and the 2005 business
                                               objective.
                                               1.2 Approve the endorsements and
                                               the guarantees status.
                                               1.3 Approve the investment
                                               status in China.
                                               1.4 Approve the status of the
                                               treasury stock buy back.
                                               1.5 Approve the 2004 audited
                                               reports.
                                               1.6 Approve other reports.
                                               2.1 Approve the 2004 audited
                                               reports.
                                               2.2 Approve the 2004 earnings
                                               distribution
                                               2.3 Amend the Articles of
                                               Incorporation.
                                               2.4 Approve to raise the capital
                                               by issuing new shares.
                                               2.5 Other motions.
------------------------------------------------------------------------------------------------------------------------------------
Cheng Shin Rubber 14-Jun-2005 2105 TT 6190228  1.1 Approve to report the              M            FOR          WITH MANAGEMENT
       Ind                                     business operation result of the
                                               FY 2004.
                                               1.2 Approve the Supervisors
                                               review financial reports of the
                                               FY 2004.
                                               1.3 Approve the status of
                                               endorsements/guarantees.
                                               1.4 Approve the status of
                                               issuing the Company bonds of the
                                               FY 2004.
                                               2.1 Ratify the financial reports
                                               of the FY 2004.
                                               2.2 Ratify the 2004 earnings
                                               distribution  cash dividend:
                                               TWD1/share, stock
                                               dividend:85/1000 shares.
                                               2.3 Approve to raise the capital
                                               by issuing the new shares.
                                               2.4 Amend the Articles of
                                               Incorporation.
                                               3. Elect the Directors and the
                                               Supervisors.
                                               4. Others and extraordinary
                                               motions.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
  TCL Multimedia  22-Jun-2005 1070 HK 6193788  1. Receive and approve the             M            FOR          VOTE AGAINST RES
       Tech                                    consolidated audited financial                                     No 5 - WITH
                                               statements and the reports of                                     MANAGEMENT ALL
                                               the Directors of the Company                                          OTHER
                                               'Directors' and the Auditors of                                    RESOLUTIONS
                                               the Company 'Auditors' for the
                                               YE 31 DEC 2004.
                                               2. Declare a final dividend of
                                               HKD 0.04 per share for the YE 31
                                               DEC 2004.
                                               3.a.1 Re-elect Mr. Li Dong Sheng
                                               as an Executive Director.
                                               3.a.2 Re-elect Mr. Hu Qiu Sheng
                                               as an Executive Director.
                                               3.a.3 Re-elect Mr. Zhao Zhong
                                               Yao as an Executive Director.
                                               3.a.4 Re-elect Mr. Albert Thomas
                                               Da Rosa, Junior as a
                                               Non-Executive Director until
                                               the conclusion of the next AGM
                                               of the Company.
                                               3.a.5 Re-elect Mr. Tang Guliang
                                               as an Independent Non-Executive
                                               Director until the conclusion of
                                               next AGM of the Company.
                                               3.a.6 Re-elect Mr. Wang Bing as
                                               an Independent Non-Executive
                                               Director until the conclusion of
                                               next AGM of the Company.
                                               3.a.7 Re-elect Mr. Hon Fong Ming
                                               as an Independent Non-Executive
                                               Director until the conclusion of
                                               next AGM of the Company.
                                               3.b Authorize the Board of
                                               Directors to fix their
                                               remuneration.
                                               4. Re-appoint Messrs. Ernst and
                                               Young as the Auditors and
                                               authorize the Board of Directors
                                               of the Company to fix their
                                               remuneration.
                                               5. Authorize the Directors to
                                               allot, issue and deal with
                                               unissued shares in the capital
                                               of the Company 'Share' or
                                               securities
                                               convertible into shares or
                                               options, warrants or similar
                                               rights to subscribe for any
                                               shares and to make or grant
                                               offers, agreements
                                               and options during the relevant
                                               period not exceeding 20% of the
                                               aggregate nominal amount of the
                                               issued share capital of the
                                               Company, otherwise than pursuant
                                               to arights issue or any option
                                               scheme or similar arrangement or
                                               any scrip dividend
                                               pursuant to the Articles of
                                               Association; Authority expires
                                               the earlier of the conclusion of
                                               the next AGM of the Company or
                                               the
                                               expiration of the period within
                                               which the next AGM is to be held
                                               by law or the Articles of
                                               Association of the Company.
                                               6. Authorize the Directors of
                                               the Company to repurchase shares
                                               of the Company during the
                                               relevant period, subject to and
                                               in accordance with all applicable
                                               laws, at such price as the
                                               Directors may at their
                                               discretion determine, not
                                               exceeding 10%
                                               of the aggregate nominal amount
                                               of the issued share capital
                                               of the Company; Authority expires
                                               the earlier of the conclusion
                                               of the AGM of the Company or the
                                               expiration of the period within
                                               which the next AGM of the
                                               Company is to be held by law
                                               or the Articles of Association
                                               of the Company.
                                               7. Approve, subject to the
                                               availability of unissued share
                                               capital and conditional upon the
                                               passing of Resolutions 5 and 6,
                                               to
                                               add the aggregate nominal amount
                                               of the share capital of the
                                               Company repurchased by the
                                               Company pursuant to Resolution
                                               6, to the aggregate nominal
                                               amount of the share capital of
                                               the Company that may be allotted
                                               or agreed conditionally or
                                               unconditionally to be allotted
                                               by the Directors pursuant to
                                               Resolution 5.
                                               S.8 Amend Article 116 of the
                                               existing Articles of Association
                                               by deleting the specified words
                                               and substituting the new
                                               words as specified.
------------------------------------------------------------------------------------------------------------------------------------
   BYD Company    10-Nov-2004 1211 HK 6536651  1.  Elect Mr Lin You-ren as a          M            FOR              ABSTAIN
     Limited                                   Independent Non-Executive
                                               Director of the Company with
                                               effect from 01 OCT 2004 for an
                                               initial term of 3 years and in
                                               accordance with, inter alia, the
                                               terms as specified and authorize
                                               the Board of Directors to handle
                                               all issues in connection with
                                               the appointment of Mr Lin.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
  Chaoda Modern   25-Nov-2004 682 HK  6313490  1.   Approve the final dividend        M            FOR            VOTE AGAINST
   Agriculture                                 and the special dividend for the                                  RESOLUTION 5.B
                                               YE 30 JUN 2004                                                         AND
                                               2.   Re-elect the retiring                                           ABSTAIN
                                               Directors and authorize the                                           ON THE
                                               Board of Directors to fix the                                         OTHER
                                               remuneration of the Directors                                      RESOLUTIONS
                                               3.   Re-appoint the Auditors and
                                               authorize the Board to fix the
                                               remuneration of  the Auditors
                                               4.   Authorize the Directors of
                                               the Company, in addition to any
                                               other authority, to purchase
                                               shares in the
                                               Capital of the Company during
                                               the relevant period, subject to
                                               and in accordance with all
                                               applicable laws and
                                               regulations, not exceeding 10%
                                               of the aggregate nominal amount
                                               of the issued share capital at
                                               the date of
                                               passing this resolution;
                                               Authority expires the earlier
                                               of, the conclusion of the next
                                               AGM or the expiration of
                                               the period within which the next
                                               AGM is to be held by law
                                               5.A  Authorize the Directors to
                                               allot, issue and deal with
                                               additional shares in the capital
                                               of the Company, and
                                               make or grant offers,
                                               agreements, options and rights
                                               of exchange or conversion,
                                               during and after the relevant
                                               period, not exceeding 20% of the
                                               aggregate nominal amount of the
                                               issued share capital of  the
                                               Company at
                                               the date of passing this
                                               resolution, otherwise than
                                               pursuant to i) a rights issue; or
                                               ii) the exercise of options; or
                                               iii) any scrip dividend or
                                               similar arrangement; Authority
                                               expires the earlier of, the
                                               conclusion of the next AGM
                                               or the expiration of the period
                                               within which the next AGM is to
                                               be held by law
                                               5.B  Approve, subject to the
                                               passing of Resolutions 5.A and
                                               5.B, to extend the general
                                               mandate granted to the
                                               Directors of the Company to
                                               allot, issue and otherwise deal
                                               with shares of the Company
                                               pursuant to Resolution
                                               5.B, by an amount representing
                                               the aggregate nominal amount of
                                               the share capital repurchased by
                                               the Company
                                               pursuant to Resolution 5.A,
                                               provided that such amount does
                                               not exceed 10% of the aggregate
                                               nominal amount of
                                               the issued share capital of the
                                               Company at the date of passing
                                               this resolution
                                               5.C  Approve that all the
                                               references to the Companies Law
                                               (2000 Revision) in the Memorandum
                                               of Association of
                                               the Company be deleted in their
                                               entirety and be replaced with
                                               the Companies Law (2004
                                               Revision)
------------------------------------------------------------------------------------------------------------------------------------
TCL International 22-Feb-2005 1070 HK 6193788  S1. Approve to change the name         S                             ABSTAIN
      Hldgs                                    of the Company from TCL
                                               International Holdings Limited
                                               to TCL Multimedia
                                               Technology Holdings Limited and
                                               the Chinese translation of its
                                               name as specified.
                                               O2.  Approve: a) and ratify the
                                               master overseas supply agreement
                                               Supply Agreement dated 29 DEC
                                               2004 entered into between TCL
                                               Corporation and the Company
                                               tabled at the meeting and marked
                                               A and as specified
                                               and the terms of and the
                                               transactions contemplated
                                               thereunder Continuing
                                               Connected Transaction and the
                                               implementation thereof; b) and
                                               ratify the Proposed Cap as
                                               specified in relation to the
                                               Continuing Connected
                                               Transaction; and c) and
                                               authorize any one Director of the
                                               Company, or any two Directors of
                                               the Company if the
                                               affixation of the common seal of
                                               the Company is necessary for and
                                               on behalf of the Company to
                                               execute all such other documents,
                                               instruments and agreements and
                                               to do all such acts or things
                                               deemed by him/them to
                                               be incidental to, ancillary to
                                               or in connection with the
                                               matters contemplated in the
                                               Supply Agreement and/or the
                                               Continuing Connected Transaction.
------------------------------------------------------------------------------------------------------------------------------------
 Cathay Financial 3-Jun-2005  2882 TT 6425663  1.1 Approve to report the              M            FOR          WITH MANAGEMENT
     Hold Co                                   business operation result of the
                                               FY 2004.
                                               1.2 Approve the Supervisors
                                               review the financial reports of
                                               the FY.
                                               2.1 Ratify the financial reports
                                               of the FY 2004.
                                               2.2 Ratify the net profit
                                               allocation of FY 2004; cash
                                               dividend: TWD 2.5 per share.
                                               3.1 Approve to relieve
                                               restrictions on the Directors'
                                               as the Directors of other
                                               Companies.
                                               3.2 Amend the Company Articles.
                                               4. Others and extraordinary
                                               motions.
------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING REPORT

    1-Jul-2004     30-Jun-2005

      15208

The China Fund

                                                                                  MANAGEMENT
                                                                                      OR
                                                                                 SHAREHOLDER   MANAGEMENT          FUND VOTE:
                    MEETING           SECURITY                                     PROPOSAL  RECOMMENDATION FOR/AGAINST/ABSTAIN/WITH
 SECURITY ISSUER     DATE     TICKER     ID               AGENDA ITEM               (S/M)      FOR/AGAINST    MANAGEMENT/NO ACTION
------------------------------------------------------------------------------------------------------------------------------------
   Taiwan Green   14-Jun-2005 3007 TT 6520706  1.1 Receive the 2004 business          M            FOR          WITH MANAGEMENT
    Point Ent                                  operations.
                                               1.2 Receive the 2004 audited
                                               reports.
                                               1.3 Receive the status of
                                               convertible bonds.
                                               2.1 Approve the 2004 business
                                               reports and financial statements.
                                               2.2 Approve the 2004 profit
                                               distribution proposed cash
                                               dividend: TWD3 per share.
                                               3.1 Approve to issue the new
                                               shares from retained earnings
                                               and capital reserves; proposed
                                               stock dividend: 151 for 1,000
                                               sharesheld; proposed bonus
                                               issue: 99 for 1,000 shares held.
                                               3.2 Amend the Articles of
                                               Incorporation.
                                               3.3 Approve to revise the
                                               procedures of endorsement and
                                               guarantee.
                                               4. Other issues and
                                               extraordinary motions.
------------------------------------------------------------------------------------------------------------------------------------

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


THE CHINA FUND, INC.


By:  /s/ Gary L. French
     ----------------------------
     Gary L. French
     President
     August 31, 2005